Shareholder Report			12 Months Ended
		Jun. 01, 2024	May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			DBX ETF TRUST
Entity Central Index Key			0001503123
Entity Investment Company Type			N-1A
Document Period End Date			May 31, 2025
C000250300
Shareholder Report [Line Items]
Fund Name			Xtrackers Artificial Intelligence and Big Data ETF
Class Name			Xtrackers Artificial Intelligence and Big Data ETF
Trading Symbol			XAIX
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Artificial Intelligence and Big Data ETF (the "Fund") for the period August 2, 2024 (commencement of operations) to May 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers Artificial Intelligence and Big Data ETF (the "Fund") for the period August 2, 2024 (commencement of operations) to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XAIX	$32Footnote Reference(a)	0.35%Footnote Reference(b)

(a)  Based on the period August 2, 2024 (commencement of operations) through May 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.

(b)  Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Footnote	Description
Footnote(a)	Based on the period August 2, 2024 (commencement of operations) through May 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Expenses Paid, Amount	[1]		$ 32
Expense Ratio, Percent	[2]		0.35%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Nasdaq Global Artificial Intelligence and Big Data Index (the Underlying Index). The Underlying Index is designed to track the performance of a selection of companies from global developed and emerging markets engaged in the following themes and sub-themes, each as defined by Nasdaq, Inc. (“Nasdaq” or “Index Provider”).

The Fund returned 17.13% for the period ended May 31, 2025. The Fund's underlying index returned 17.21% and the Fund's broad-based index the MSCI ACWI Index returned 10.87% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Communication Services and Consumer Discretionary. From a geographical perspective, the United States, Germany and Japan were the major positive contributors, while Korea was the only that contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers Artificial Intelligence and Big Data ETF - NAV	Nasdaq Global Artificial Intelligence and Big Data Index (the Underlying Index)	MSCI ACWI Index
8/2/24	$10,000	$10,000	$10,000
8/31/24	$10,267	$10,268	$10,390
9/30/24	$10,645	$10,648	$10,632
10/31/24	$10,595	$10,594	$10,393
11/30/24	$11,359	$11,357	$10,782
12/31/24	$11,114	$11,113	$10,527
1/31/25	$11,557	$11,559	$10,880
2/28/25	$11,249	$11,252	$10,815
3/31/25	$10,467	$10,469	$10,387
4/30/25	$10,733	$10,735	$10,484
5/31/25	$11,713	$11,721	$11,087

Average Annual Return [Table Text Block]
Fund/Index	Since Inception 8/2/24
Xtrackers Artificial Intelligence and Big Data ETF - NAV	17.13%
Nasdaq Global Artificial Intelligence and Big Data Index	17.21%
MSCI ACWI Index	10.87%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 42,484,460
Holdings Count | Holding			94
Advisory Fees Paid, Amount			$ 69,255
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	42,484,460
Number of Portfolio Holdings	94
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	69,255

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Software	38%
Semiconductors & Semiconductor Equipment	11%
Technology Hardware, Storage & Peripherals	9%
Interactive Media & Services	9%
IT Services	7%
Diversified Telecommunication Services	6%
Banks	6%
Communications Equipment	6%
Broadline Retail	4%
Financial Services	1%
Other	1%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	41.9% of Net Assets
SAP SE	4.9%
Meta Platforms, Inc.	4.6%
Microsoft Corp.	4.6%
NVIDIA Corp.	4.2%
Bank of America Corp.	4.2%
Palantir Technologies, Inc.	4.1%
Oracle Corp.	4.1%
Amazon.com, Inc.	3.9%
Alphabet, Inc.	3.8%
Cisco Systems, Inc.	3.5%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000242878
Shareholder Report [Line Items]
Fund Name			Xtrackers Cybersecurity Select Equity ETF
Class Name			Xtrackers Cybersecurity Select Equity ETF
Trading Symbol			PSWD
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Cybersecurity Select Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers Cybersecurity Select Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSWD	$22	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 22
Expense Ratio, Percent			0.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Cyber Security ESG Screened Index (the Underlying Index). The Underlying Index is comprised of companies that have business operations in the field of cybersecurity and that fulfill certain sustainability criteria.

The Fund returned 24.47% for the period ended May 31, 2025. The Fund's underlying index returned 24.67% and the Fund's broad-based index the MSCI ACWI Index returned 13.65% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Systems Software, IT Consulting & Other Services and Communication Equipment. Internet Services & Infrastructure and Research & Consulting Services were the only sectors that detracted from the performance. From a geographical perspective, the United States, Japan and Canada were the major positive contributors, while Australia, Turkey and Malaysia contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers Cybersecurity Select Equity ETF - NAV	Solactive Cyber Security ESG Screened Index (the Underlying Index)	MSCI ACWI Index
7/13/23	$10,000	$10,000	$10,000
7/31/23	$10,607	$10,520	$9,979
8/31/23	$10,507	$10,520	$9,979
9/30/23	$10,184	$10,188	$9,559
10/31/23	$9,657	$9,663	$9,241
11/30/23	$11,076	$11,071	$10,095
12/31/23	$12,109	$12,108	$10,624
1/31/24	$12,425	$12,378	$10,648
2/29/24	$12,766	$12,767	$11,093
3/31/24	$12,388	$12,388	$11,437
4/30/24	$11,739	$11,737	$11,056
5/31/24	$11,387	$11,392	$11,503
6/30/24	$12,102	$12,109	$11,837
7/31/24	$12,246	$12,255	$12,028
8/31/24	$12,881	$12,896	$12,334
9/30/24	$13,072	$13,087	$12,620
10/31/24	$12,748	$12,765	$12,337
11/30/24	$13,776	$13,800	$12,798
12/31/24	$13,334	$13,349	$12,495
1/31/25	$14,194	$14,216	$12,915
2/28/25	$13,910	$13,945	$12,837
3/31/25	$13,253	$13,280	$12,330
4/30/25	$13,727	$13,758	$12,445
5/31/25	$14,174	$14,203	$13,160

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 7/13/23
Xtrackers Cybersecurity Select Equity ETF - NAV	24.47%	20.29%
Solactive Cyber Security ESG Screened Index	24.67%	20.43%
MSCI ACWI Index	13.65%	15.66%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 7,815,324
Holdings Count | Holding			52
Advisory Fees Paid, Amount			$ 13,218
InvestmentCompanyPortfolioTurnover			49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	7,815,324
Number of Portfolio Holdings	52
Portfolio Turnover Rate (%)	49
Total Net Advisory Fees Paid ($)	13,218

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Systems Software	57%
Internet Services & Infrastructure	23%
IT Consulting & Other Services	8%
Application Software	6%
Communications Equipment	2%
Research & Consulting Services	2%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	47.2% of Net Assets
NEXTDC Ltd.	5.6%
Zscaler, Inc.	5.5%
Crowdstrike Holdings, Inc.	5.0%
Trend Micro, Inc.	4.7%
Varonis Systems, Inc.	4.6%
Palo Alto Networks, Inc.	4.4%
GDS Holdings Ltd.	4.4%
Qualys, Inc.	4.4%
CyberArk Software Ltd.	4.4%
Check Point Software Technologies Ltd.	4.2%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000130526
Shareholder Report [Line Items]
Fund Name			Xtrackers International Real Estate ETF
Class Name			Xtrackers International Real Estate ETF
Trading Symbol			HAUZ
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers International Real Estate ETF (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers International Real Estate ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HAUZ	$11	0.10%

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 11
Expense Ratio, Percent			0.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (the Underlying Index). The Underlying Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam.

The Fund returned 10.39% for the period ended May 31, 2025. The Fund's underlying index returned 10.16% and the Fund's broad-based index the MSCI ACWI ex USA Index returned 13.75% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Real Estate Operating Companies, Retail REITs and Diversified Real Estate Activities. The Real Estate Development, Industrial REITs and Self-Storage REITs sectors detracted from the performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Japan, Australia and Switzerland while Thailand, Taiwan and Philippines contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers International Real Estate ETF - NAV	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (the Underlying Index)	MSCI ACWI ex USA Index
'15	$10,000	$10,000	$10,000
'15	$9,648	$9,614	$9,607
'15	$9,372	$9,324	$9,125
'15	$8,565	$8,558	$8,198
'15	$8,389	$8,397	$8,009
'15	$8,915	$8,899	$8,614
'15	$8,702	$8,682	$8,398
'15	$8,706	$8,707	$8,423
'16	$8,112	$8,132	$7,763
'16	$8,050	$8,061	$7,693
'16	$8,644	$8,659	$8,582
'16	$8,636	$8,657	$8,576
'16	$8,702	$8,724	$8,443
'16	$8,758	$8,774	$8,622
'16	$9,124	$9,169	$9,102
'16	$9,325	$9,365	$9,291
'16	$9,400	$9,464	$9,457
'16	$9,317	$9,383	$9,300
'16	$9,250	$9,319	$9,093
'16	$9,231	$9,298	$8,991
'17	$9,554	$9,641	$9,513
'17	$9,766	$9,871	$9,841
'17	$10,022	$10,138	$10,144
'17	$10,226	$10,347	$10,303
'17	$10,472	$10,598	$10,578
'17	$10,642	$10,784	$10,773
'17	$11,033	$11,194	$11,330
'17	$11,168	$11,339	$11,445
'17	$11,194	$11,371	$11,412
'17	$11,638	$11,834	$11,875
'17	$11,644	$11,846	$11,948
'17	$11,868	$12,092	$12,317
'18	$12,538	$12,764	$13,144
'18	$12,075	$12,314	$12,523
'18	$11,800	$12,036	$12,228
'18	$12,005	$12,267	$12,367
'18	$11,959	$12,219	$12,265
'18	$11,674	$11,939	$11,804
'18	$11,798	$12,072	$11,931
'18	$11,737	$12,037	$11,798
'18	$11,571	$11,870	$11,635
'18	$10,524	$10,803	$10,441
'18	$10,829	$11,119	$10,907
'18	$10,589	$10,871	$10,602
'19	$11,281	$11,592	$11,374
'19	$11,502	$11,857	$10,500
'19	$11,911	$12,287	$10,562
'19	$11,710	$12,078	$10,841
'19	$11,625	$11,995	$10,260
'19	$12,008	$12,383	$10,877
'19	$11,935	$12,307	$10,746
'19	$11,887	$12,251	$10,414
'19	$12,101	$12,473	$10,682
'19	$12,492	$12,876	$11,054
'19	$12,434	$12,816	$11,152
'19	$12,826	$13,217	$11,635
'20	$12,716	$13,108	$11,322
'20	$11,790	$12,152	$10,427
'20	$9,185	$9,461	$8,918
'20	$9,814	$10,106	$9,593
'20	$9,906	$10,198	$9,907
'20	$10,128	$10,416	$10,355
'20	$10,323	$10,616	$10,817
'20	$10,820	$11,127	$11,280
'20	$10,514	$10,814	$11,002
'20	$10,158	$10,447	$10,766
'20	$11,586	$11,919	$12,214
'20	$12,024	$12,365	$12,874
'21	$11,816	$12,151	$12,902
'21	$12,104	$12,445	$13,158
'21	$12,291	$12,633	$13,324
'21	$12,717	$13,068	$13,716
'21	$13,098	$13,459	$14,130
'21	$13,051	$13,405	$14,054
'21	$13,196	$13,553	$13,822
'21	$13,420	$13,777	$14,085
'21	$12,832	$13,183	$13,634
'21	$13,200	$13,557	$13,959
'21	$12,733	$13,081	$13,331
'21	$13,148	$13,498	$13,881
'22	$12,679	$13,015	$13,370
'22	$12,462	$12,802	$13,105
'22	$12,635	$12,968	$13,126
'22	$11,851	$12,159	$12,302
'22	$11,622	$11,916	$12,390
'22	$10,540	$10,806	$11,324
'22	$11,077	$11,357	$11,712
'22	$10,550	$10,818	$11,335
'22	$9,240	$9,464	$10,203
'22	$9,179	$9,399	$10,507
'22	$10,169	$10,412	$11,748
'22	$10,219	$10,458	$11,660
'23	$10,867	$11,121	$12,606
'23	$10,384	$10,625	$12,163
'23	$10,053	$10,288	$12,461
'23	$10,311	$10,553	$12,677
'23	$9,669	$9,893	$12,216
'23	$9,835	$10,060	$12,764
'23	$10,375	$10,615	$13,283
'23	$10,009	$10,239	$12,683
'23	$9,597	$9,821	$12,283
'23	$9,107	$9,320	$11,776
'23	$10,038	$10,277	$12,836
'23	$10,891	$11,152	$13,481
'24	$10,499	$10,753	$13,347
'24	$10,297	$10,547	$13,685
'24	$10,781	$11,043	$14,092
'24	$10,422	$10,675	$13,859
'24	$10,531	$10,778	$14,262
'24	$10,241	$10,475	$14,248
'24	$10,827	$11,078	$14,578
'24	$11,399	$11,663	$14,993
'24	$11,952	$12,235	$15,397
'24	$11,027	$11,281	$14,641
'24	$10,893	$11,141	$14,509
'24	$10,314	$10,541	$14,227
'25	$10,545	$10,775	$14,800
'25	$10,529	$10,751	$15,006
'25	$10,533	$10,759	$14,971
'25	$11,254	$11,495	$15,512
'25	$11,625	$11,874	$16,223

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	10-Year
Xtrackers International Real Estate ETF - NAV	10.39%	3.25%	1.52%
iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index	10.16%	3.09%	1.73%
MSCI ACWI ex USA Index	13.75%	10.37%	5.47%

Material Change Date		Jun. 01, 2024
AssetsNet			$ 824,687,814
Holdings Count | Holding			387
Advisory Fees Paid, Amount			$ 737,455
InvestmentCompanyPortfolioTurnover			8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	824,687,814
Number of Portfolio Holdings	387
Portfolio Turnover Rate (%)	8
Total Net Advisory Fees Paid ($)	737,455

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Real Estate Operations/Development	33%
Diversified	14%
Real Estate Management/Services	13%
Warehouse/Industry	12%
Shopping Centers	10%
Office Property	5%
Apartments	4%
Regional Malls	2%
Health Care	2%
E-Commerce/Services	1%
Other	0%

Geographical Diversification

Country	% of Net Assets
Japan	22%
Australia	13%
Hong Kong	10%
United Kingdom	8%
Canada	6%
Singapore	6%
Sweden	4%
Germany	4%
France	4%
Switzerland	3%
Israel	2%
Other	17%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	22.6% of Net Assets
Goodman Group (Australia)	4.9%
Mitsui Fudosan Co. Ltd. (Japan)	3.0%
Mitsubishi Estate Co. Ltd. (Japan)	2.6%
Vonovia SE (Germany)	2.6%
Sumitomo Realty & Development Co. Ltd. (Japan)	2.1%
Sun Hung Kai Properties Ltd. (Hong Kong)	1.8%
Link (Hong Kong)	1.6%
Scentre Group (Australia)	1.4%
Segro PLC (United Kingdom)	1.3%
Swiss Prime Site AG (Switzerland)	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2024. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective August 13, 2024, the Fund’s unitary advisory fee was reduced from 0.12% to 0.10%. At the same time, the Board terminated the contractual expense limitation that capped the fund’s operating expenses at the same level because of the redundancy.

Material Fund Change Expenses [Text Block]			Effective August 13, 2024, the Fund’s unitary advisory fee was reduced from 0.12% to 0.10%. At the same time, the Board terminated the contractual expense limitation that capped the fund’s operating expenses at the same level because of the redundancy.
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000242879
Shareholder Report [Line Items]
Fund Name			Xtrackers Semiconductor Select Equity ETF
Class Name			Xtrackers Semiconductor Select Equity ETF
Trading Symbol			CHPS
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Semiconductor Select Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers Semiconductor Select Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CHPS	$14	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 14
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Semiconductor ESG Screened Index (the Underlying Index). The Underlying Index is comprised of companies that have business operations in the semiconductor industry and that fulfill certain sustainability criteria.

The Fund returned -11.35% for the period ended May 31, 2025. The Fund's underlying index returned -11.43% and the Fund's broad-based index the MSCI ACWI Index returned 13.65% during the same period.

The Electronic Components was the only sector that contributed positively to performance during the period. The Semiconductor Materials & Equipment, Semiconductors and Industrial Machinery & Supplies & Components sectors detracted from the performance. From a geographical perspective, Taiwan, Korea and Israel were the major positive contributors while the United States, Japan and Netherlands contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers Semiconductor Select Equity ETF - NAV	Solactive Semiconductor ESG Screened Index (the Underlying Index)	MSCI ACWI Index
7/13/23	$10,000	$10,000	$10,000
7/31/23	$10,415	$9,880	$9,979
8/31/23	$9,876	$9,880	$9,979
9/30/23	$9,232	$9,234	$9,559
10/31/23	$8,733	$8,736	$9,241
11/30/23	$10,280	$10,284	$10,095
12/31/23	$11,379	$11,383	$10,624
1/31/24	$11,515	$11,520	$10,648
2/29/24	$12,764	$12,770	$11,093
3/31/24	$13,296	$13,302	$11,437
4/30/24	$12,521	$12,527	$11,056
5/31/24	$13,698	$13,705	$11,503
6/30/24	$14,406	$14,413	$11,837
7/31/24	$13,560	$13,566	$12,028
8/31/24	$13,323	$13,326	$12,334
9/30/24	$13,211	$13,210	$12,620
10/31/24	$12,570	$12,568	$12,337
11/30/24	$12,328	$12,330	$12,798
12/31/24	$12,301	$12,301	$12,495
1/31/25	$12,617	$12,691	$12,915
2/28/25	$12,265	$12,266	$12,837
3/31/25	$11,099	$11,095	$12,330
4/30/25	$10,938	$10,933	$12,445
5/31/25	$12,143	$12,139	$13,160

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 7/13/23
Xtrackers Semiconductor Select Equity ETF - NAV	-11.35%	10.83%
Solactive Semiconductor ESG Screened Index	-11.43%	10.81%
MSCI ACWI Index	13.65%	15.66%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 6,975,779
Holdings Count | Holding			54
Advisory Fees Paid, Amount			$ 10,872
InvestmentCompanyPortfolioTurnover			19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	6,975,779
Number of Portfolio Holdings	54
Portfolio Turnover Rate (%)	19
Total Net Advisory Fees Paid ($)	10,872

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Semiconductors	69%
Semiconductor Materials & Equipment	29%
Electronic Components	1%
Industrial Machinery & Supplies	1%
Electronic Manufacturing Services	1%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	45.3% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Broadcom, Inc.	5.0%
ASML Holding NV	4.6%
Micron Technology, Inc.	4.6%
NVIDIA Corp.	4.5%
SK Hynix, Inc.	4.4%
Advanced Micro Devices, Inc.	4.4%
Lam Research Corp.	4.3%
Analog Devices, Inc.	4.2%
Texas Instruments, Inc.	4.1%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000242880
Shareholder Report [Line Items]
Fund Name			Xtrackers US Green Infrastructure Select Equity ETF
Class Name			Xtrackers US Green Infrastructure Select Equity ETF
Trading Symbol			UPGR
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers US Green Infrastructure Select Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers US Green Infrastructure Select Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPGR	$32	0.35%

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 32
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive United States Green Infrastructure ESG Screened Index (the Underlying Index). The Underlying Index is comprised of companies that have business exposure in the production, generation, or distribution of green energy or are engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy and that fulfill certain sustainability criteria.

The Fund returned -14.51% for the period ended May 31, 2025. The Fund's underlying index returned -14.82% and the Fund's broad-based index the S&P Composite 1500® Index returned 12.49% during the same period.

Consumer Discretionary and Materials were the only sectors that contributed positively to performance. The Industrials, Utilities and Energy sectors detracted from the performance.

Line Graph [Table Text Block]
	Xtrackers US Green Infrastructure Select Equity ETF - NAV	Solactive United States Green Infrastructure ESG Screened Index (the Underlying Index)	S&P Composite 1500® Index
7/13/23	$10,000	$10,000	$10,000
7/31/23	$10,154	$9,148	$10,085
8/31/23	$9,142	$9,148	$10,085
9/30/23	$8,138	$8,145	$9,599
10/31/23	$7,117	$7,125	$9,370
11/30/23	$7,581	$7,595	$10,221
12/31/23	$8,546	$8,566	$10,730
1/31/24	$7,626	$7,643	$10,873
2/29/24	$7,917	$7,939	$11,452
3/31/24	$8,017	$8,039	$11,836
4/30/24	$7,297	$7,313	$11,335
5/31/24	$8,085	$8,104	$11,893
6/30/24	$7,374	$7,389	$12,269
7/31/24	$7,978	$7,990	$12,477
8/31/24	$7,721	$7,736	$12,749
9/30/24	$7,770	$7,781	$13,011
10/31/24	$7,457	$7,463	$12,888
11/30/24	$7,934	$7,939	$13,682
12/31/24	$7,299	$7,297	$13,300
1/31/25	$7,386	$7,378	$13,678
2/28/25	$6,736	$6,727	$13,462
3/31/25	$6,169	$6,157	$12,703
4/30/25	$6,258	$6,246	$12,595
5/31/25	$6,912	$6,904	$13,379

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 7/13/23
Xtrackers US Green Infrastructure Select Equity ETF - NAV	-14.51%	-17.77%
Solactive United States Green Infrastructure ESG Screened Index	-14.82%	-17.82%
S&P Composite 1500® Index	12.49%	16.67%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 3,829,011
Holdings Count | Holding			46
Advisory Fees Paid, Amount			$ 14,201
InvestmentCompanyPortfolioTurnover			60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	3,829,011
Number of Portfolio Holdings	46
Portfolio Turnover Rate (%)	60
Total Net Advisory Fees Paid ($)	14,201

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Industrials	63%
Materials	14%
Consumer Discretionary	12%
Information Technology	5%
Utilities	4%
Energy	2%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	30.0% of Net Assets
Microvast Holdings, Inc.	4.2%
EVgo, Inc.	3.2%
PureCycle Technologies, Inc.	3.1%
Array Technologies, Inc.	3.0%
NEXTracker, Inc.	3.0%
GE Vernova, Inc.	3.0%
Shoals Technologies Group, Inc.	2.7%
Tesla, Inc.	2.7%
Rivian Automotive, Inc.	2.6%
First Solar, Inc.	2.5%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000245888
Shareholder Report [Line Items]
Fund Name			Xtrackers US National Critical Technologies ETF
Class Name			Xtrackers US National Critical Technologies ETF
Trading Symbol			CRTC
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers US National Critical Technologies ETF (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers US National Critical Technologies ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRTC	$37	0.35%

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 37
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Whitney U.S. Critical Technologies Index (the Underlying Index). The Underlying Index is a market-capitalization weighted index, subject to caps on the weighting of individual companies, that is designed to track companies that support critical emerging technologies across the U.S. and its allies by selecting companies from a defined investment universe that satisfy key criteria related to their association with critical technology sectors and their geopolitical risk rating.

The Fund returned 10.54% for the period ended May 31, 2025. The Fund's underlying index returned 10.48% and the Fund's broad-based index the MSCI World Index returned 13.72% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Industrials and Consumer Discretionary. The Energy, Materials and Real Estate sectors detracted from the performance. From a geographical perspective, the United States, the United Kingdom and Canada were the major positive contributors, while Denmark, Australia and France contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers US National Critical Technologies ETF - NAV	Solactive Whitney U.S. Critical Technologies Index (the Underlying Index)	MSCI World Index
11/16/23	$10,000	$10,000	$10,000
11/30/23	$10,207	$10,205	$10,170
12/31/23	$10,699	$10,699	$10,661
1/31/24	$10,979	$10,978	$10,794
2/29/24	$11,402	$11,402	$11,249
3/31/24	$11,814	$11,816	$11,597
4/30/24	$11,334	$11,335	$11,177
5/31/24	$11,770	$11,768	$11,672
6/30/24	$12,188	$12,187	$11,923
7/31/24	$12,254	$12,252	$12,133
8/31/24	$12,412	$12,408	$12,454
9/30/24	$12,657	$12,653	$12,682
10/31/24	$12,498	$12,494	$12,431
11/30/24	$13,096	$13,090	$13,001
12/31/24	$12,632	$12,626	$12,662
1/31/25	$13,082	$13,076	$13,109
2/28/25	$12,815	$12,808	$13,015
3/31/25	$12,106	$12,100	$12,435
4/30/25	$12,078	$12,071	$12,546
5/31/25	$13,011	$13,001	$13,288

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 11/16/23
Xtrackers US National Critical Technologies ETF - NAV	10.54%	18.60%
Solactive Whitney U.S. Critical Technologies Index	10.48%	18.55%
MSCI World Index	13.72%	20.24%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 112,124,556
Holdings Count | Holding			225
Advisory Fees Paid, Amount			$ 242,221
InvestmentCompanyPortfolioTurnover			29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	112,124,556
Number of Portfolio Holdings	225
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	242,221

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Information Technology	35%
Health Care	17%
Communication Services	16%
Industrials	13%
Consumer Discretionary	6%
Utilities	5%
Energy	5%
Materials	2%
Financials	1%
Real Estate	0%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	35.8% of Net Assets
NVIDIA Corp.	5.9%
Meta Platforms, Inc.	5.7%
Microsoft Corp.	5.5%
Amazon.com, Inc.	5.2%
Alphabet, Inc.	4.9%
Exxon Mobil Corp.	2.4%
AbbVie, Inc.	1.8%
Palantir Technologies, Inc.	1.5%
Oracle Corp.	1.5%
Cisco Systems, Inc.	1.4%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000125568
Shareholder Report [Line Items]
Fund Name			Xtrackers Harvest CSI 300 China A‑Shares ETF
Class Name			Xtrackers Harvest CSI 300 China A‑Shares ETF
Trading Symbol			ASHR
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Harvest CSI 300 China A-Shares ETF (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers Harvest CSI 300 China A-Shares ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASHR	$68	0.65%

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 68
Expense Ratio, Percent			0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the Underlying Index). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market.

The Fund returned 9.72% for the period ended May 31, 2025. The Fund's underlying index returned 11.30% and the Fund's broad-based index the MSCI ACWI ex USA Index returned 13.75% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Consumer Discretionary and Industrials. The Consumer Staples, Materials and Energy sectors detracted from performance.

Line Graph [Table Text Block]
	Xtrackers Harvest CSI 300 China A-Shares ETF - NAV	CSI 300 Index (the Underlying Index)	MSCI ACWI ex USA Index
'15	$10,000	$10,000	$10,000
'15	$9,275	$9,268	$9,721
'15	$7,911	$7,952	$9,694
'15	$6,635	$6,831	$8,953
'15	$6,407	$6,526	$8,538
'15	$7,170	$7,236	$9,174
'15	$7,136	$7,222	$8,984
'15	$7,324	$7,443	$8,815
'16	$5,699	$5,804	$8,215
'16	$5,606	$5,695	$8,121
'16	$6,403	$6,450	$8,782
'16	$6,250	$6,317	$9,013
'16	$6,190	$6,253	$8,861
'16	$6,135	$6,203	$8,725
'16	$6,349	$6,351	$9,157
'16	$6,542	$6,580	$9,215
'16	$6,406	$6,447	$9,328
'16	$6,461	$6,514	$9,194
'16	$6,716	$6,792	$8,982
'16	$6,221	$6,269	$9,211
'17	$6,504	$6,509	$9,538
'17	$6,601	$6,647	$9,690
'17	$6,588	$6,632	$9,935
'17	$6,536	$6,597	$10,148
'17	$6,786	$6,785	$10,477
'17	$7,142	$7,213	$10,510
'17	$7,384	$7,462	$10,897
'17	$7,709	$7,792	$10,954
'17	$7,674	$7,744	$11,158
'17	$8,027	$8,138	$11,368
'17	$8,038	$8,162	$11,460
'17	$8,199	$8,335	$11,716
'18	$8,981	$9,140	$12,369
'18	$8,400	$8,561	$11,785
'18	$8,193	$8,338	$11,560
'18	$7,839	$7,977	$11,762
'18	$7,829	$8,013	$11,490
'18	$7,032	$7,204	$11,275
'18	$6,918	$7,051	$11,544
'18	$6,539	$6,693	$11,303
'18	$6,719	$6,854	$11,354
'18	$6,072	$6,213	$10,431
'18	$6,137	$6,273	$10,529
'18	$5,899	$6,032	$10,052
'19	$6,413	$6,559	$10,812
'19	$7,352	$7,537	$11,024
'19	$7,728	$7,910	$11,089
'19	$7,793	$7,976	$11,382
'19	$7,043	$7,247	$10,771
'19	$7,526	$7,731	$11,420
'19	$7,549	$7,779	$11,282
'19	$7,227	$7,434	$10,933
'19	$7,278	$7,499	$11,215
'19	$7,509	$7,733	$11,606
'19	$7,411	$7,627	$11,708
'19	$7,997	$8,234	$12,215
'20	$7,024	$8,094	$11,887
'20	$7,664	$7,881	$10,947
'20	$7,049	$7,283	$9,362
'20	$7,495	$7,779	$10,072
'20	$7,362	$7,600	$10,401
'20	$8,037	$8,332	$10,872
'20	$9,217	$9,565	$11,356
'20	$9,656	$10,016	$11,842
'20	$9,289	$9,606	$11,551
'20	$9,628	$10,010	$11,303
'20	$10,344	$10,739	$12,823
'20	$10,991	$11,384	$13,516
'21	$11,356	$11,825	$13,546
'21	$11,263	$11,782	$13,814
'21	$10,519	$10,988	$13,989
'21	$10,827	$11,317	$14,400
'21	$11,444	$11,941	$14,835
'21	$11,100	$11,635	$14,755
'21	$10,282	$10,765	$14,511
'21	$10,310	$10,776	$14,787
'21	$10,444	$10,910	$14,314
'21	$10,613	$11,142	$14,655
'21	$10,511	$10,999	$13,996
'21	$10,752	$11,243	$14,574
'22	$9,911	$10,407	$14,037
'22	$10,022	$10,530	$13,759
'22	$9,178	$9,657	$13,781
'22	$8,346	$8,835	$12,916
'22	$8,492	$8,934	$13,008
'22	$9,341	$9,804	$11,889
'22	$8,666	$9,118	$12,296
'22	$8,300	$8,732	$11,901
'22	$7,478	$7,923	$10,712
'22	$6,702	$7,121	$11,032
'22	$7,669	$7,964	$12,334
'22	$7,851	$8,242	$12,242
'23	$8,633	$9,111	$13,235
'23	$8,202	$8,684	$12,770
'23	$8,239	$8,739	$13,082
'23	$8,102	$8,628	$13,309
'23	$7,449	$7,936	$12,826
'23	$7,451	$7,928	$13,401
'23	$7,974	$8,469	$13,946
'23	$7,345	$7,802	$13,316
'23	$7,179	$7,634	$12,895
'23	$6,901	$7,382	$12,363
'23	$6,942	$7,421	$13,476
'23	$6,825	$7,326	$14,153
'24	$6,325	$6,778	$14,013
'24	$6,903	$7,400	$14,367
'24	$6,861	$7,376	$14,795
'24	$7,039	$7,541	$14,551
'24	$6,989	$7,506	$14,973
'24	$6,760	$7,288	$14,959
'24	$6,858	$7,363	$15,305
'24	$6,753	$7,258	$15,741
'24	$8,269	$8,886	$16,165
'24	$7,842	$8,488	$15,372
'24	$7,739	$8,418	$15,233
'24	$7,682	$8,389	$14,937
'25	$7,489	$8,191	$15,538
'25	$7,664	$8,324	$15,754
'25	$7,692	$8,362	$15,718
'25	$7,458	$8,102	$16,286
'25	$7,668	$8,354	$17,032

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	10-Year
Xtrackers Harvest CSI 300 China A-Shares ETF - NAV	9.72%	0.82%	-2.62%
CSI 300 Index	11.30%	1.91%	-1.78%
MSCI ACWI ex USA Index	13.75%	10.37%	5.47%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 2,014,675,761
Holdings Count | Holding			285
Advisory Fees Paid, Amount			$ 14,257,775
InvestmentCompanyPortfolioTurnover			143.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,014,675,761
Number of Portfolio Holdings	285
Portfolio Turnover Rate (%)	143
Total Net Advisory Fees Paid ($)	14,257,775

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	26%
Industrials	16%
Information Technology	16%
Consumer Staples	11%
Consumer Discretionary	9%
Materials	8%
Health Care	6%
Utilities	4%
Energy	2%
Real Estate	1%
Communication Services	1%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	23.4% of Net Assets
Kweichow Moutai Co. Ltd.	4.7%
Contemporary Amperex Technology Co. Ltd.	3.3%
Ping An Insurance Group Co. of China Ltd.	2.9%
China Merchants Bank Co. Ltd.	2.7%
Midea Group Co. Ltd.	1.9%
China Yangtze Power Co. Ltd.	1.9%
Industrial Bank Co. Ltd.	1.6%
BYD Co. Ltd.	1.6%
Zijin Mining Group Co. Ltd.	1.5%
East Money Information Co. Ltd.	1.3%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000138395
Shareholder Report [Line Items]
Fund Name			Xtrackers Harvest CSI 500 China A‑Shares Small Cap ETF
Class Name			Xtrackers Harvest CSI 500 China A‑Shares Small Cap ETF
Trading Symbol			ASHS
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASHS	$68	0.65%

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 68
Expense Ratio, Percent			0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (the Underlying Index). The Underlying Index is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market.

The Fund returned 8.21% for the period ended May 31, 2025. The Fund's underlying index returned 9.48% and the Fund's broad-based index the MSCI ACWI ex USA Index returned 13.75% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Consumer Discretionary and Communication Services. The Energy, Materials and Utilities sectors detracted from performance.

Line Graph [Table Text Block]
	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF - NAV	CSI 500 Index (the Underlying Index)	MSCI ACWI ex USA Index
'15	$10,000	$10,000	$10,000
'15	$8,884	$8,944	$9,721
'15	$7,351	$7,762	$9,694
'15	$5,856	$6,436	$8,953
'15	$5,495	$6,011	$8,538
'15	$6,643	$6,987	$9,174
'15	$6,854	$7,227	$8,984
'15	$6,951	$7,321	$8,815
'16	$4,882	$5,190	$8,215
'16	$4,805	$5,100	$8,121
'16	$5,729	$5,942	$8,782
'16	$5,554	$5,767	$9,013
'16	$5,463	$5,648	$8,861
'16	$5,574	$5,782	$8,725
'16	$5,665	$5,856	$9,157
'16	$5,822	$6,050	$9,215
'16	$5,732	$5,959	$9,328
'16	$5,752	$5,986	$9,194
'16	$5,757	$6,008	$8,982
'16	$5,401	$5,648	$9,211
'17	$5,479	$5,682	$9,538
'17	$5,661	$5,901	$9,690
'17	$5,603	$5,836	$9,935
'17	$5,414	$5,661	$10,148
'17	$5,191	$5,374	$10,477
'17	$5,468	$5,722	$10,510
'17	$5,665	$5,924	$10,897
'17	$5,930	$6,205	$10,954
'17	$5,994	$6,266	$11,158
'17	$5,968	$6,263	$11,368
'17	$5,696	$5,998	$11,460
'17	$5,770	$6,077	$11,716
'18	$5,903	$6,219	$12,369
'18	$5,700	$6,024	$11,785
'18	$5,759	$6,074	$11,560
'18	$5,543	$5,851	$11,762
'18	$5,384	$5,703	$11,490
'18	$4,706	$5,019	$11,275
'18	$4,572	$4,854	$11,544
'18	$4,221	$4,505	$11,303
'18	$4,200	$4,457	$11,354
'18	$3,687	$3,920	$10,431
'18	$3,808	$4,030	$10,529
'18	$3,676	$3,889	$10,052
'19	$3,768	$3,985	$10,812
'19	$4,532	$4,806	$11,024
'19	$4,984	$5,276	$11,089
'19	$4,760	$5,038	$11,382
'19	$4,292	$4,566	$10,771
'19	$4,366	$4,653	$11,420
'19	$4,310	$4,604	$11,282
'19	$4,144	$4,420	$10,933
'19	$4,200	$4,487	$11,215
'19	$4,233	$4,520	$11,606
'19	$4,222	$4,505	$11,708
'19	$4,589	$4,891	$12,215
'20	$4,209	$5,022	$11,887
'20	$4,731	$5,038	$10,947
'20	$4,303	$4,602	$9,362
'20	$4,579	$4,918	$10,072
'20	$4,593	$4,907	$10,401
'20	$5,044	$5,406	$10,872
'20	$5,734	$6,153	$11,356
'20	$5,929	$6,359	$11,842
'20	$5,558	$5,943	$11,551
'20	$5,554	$5,971	$11,303
'20	$5,839	$6,269	$12,823
'20	$5,947	$6,371	$13,516
'21	$5,976	$6,423	$13,546
'21	$5,955	$6,436	$13,814
'21	$5,778	$6,236	$13,989
'21	$6,076	$6,560	$14,400
'21	$6,369	$6,861	$14,835
'21	$6,413	$6,952	$14,755
'21	$6,396	$6,929	$14,511
'21	$6,854	$7,432	$14,787
'21	$6,717	$7,275	$14,314
'21	$6,673	$7,276	$14,655
'21	$6,919	$7,539	$13,996
'21	$7,015	$7,649	$14,574
'22	$6,267	$6,853	$14,037
'22	$6,576	$7,193	$13,759
'22	$6,029	$6,606	$13,781
'22	$5,134	$5,654	$12,916
'22	$5,485	$6,020	$13,008
'22	$5,901	$6,453	$11,889
'22	$5,727	$6,277	$12,296
'22	$5,481	$6,003	$11,901
'22	$4,916	$5,418	$10,712
'22	$4,847	$5,364	$11,032
'22	$5,360	$5,791	$12,334
'22	$5,203	$5,675	$12,242
'23	$5,712	$6,265	$13,235
'23	$5,610	$6,165	$12,770
'23	$5,654	$6,216	$13,082
'23	$5,526	$6,073	$13,309
'23	$5,226	$5,756	$12,826
'23	$5,100	$5,624	$13,401
'23	$5,285	$5,809	$13,946
'23	$4,892	$5,373	$13,316
'23	$4,837	$5,318	$12,895
'23	$4,669	$5,157	$12,363
'23	$4,813	$5,313	$13,476
'23	$4,723	$5,228	$14,153
'24	$4,054	$4,466	$14,013
'24	$4,601	$5,075	$14,367
'24	$4,459	$4,935	$14,795
'24	$4,650	$5,131	$14,551
'24	$4,545	$5,030	$14,973
'24	$4,244	$4,700	$14,959
'24	$4,247	$4,690	$15,305
'24	$4,113	$4,541	$15,741
'24	$5,142	$5,688	$16,165
'24	$5,156	$5,761	$15,372
'24	$5,030	$5,626	$15,233
'24	$4,862	$5,457	$14,937
'25	$4,763	$5,353	$15,538
'25	$5,020	$5,597	$15,754
'25	$5,037	$5,625	$15,718
'25	$4,837	$5,396	$16,286
'25	$4,918	$5,507	$17,032

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	10-Year
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF - NAV	8.21%	1.38%	-6.85%
CSI 500 Index	9.48%	2.34%	-5.79%
MSCI ACWI ex USA Index	13.75%	10.37%	5.47%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 26,870,539
Holdings Count | Holding			489
Advisory Fees Paid, Amount			$ 181,855
InvestmentCompanyPortfolioTurnover			79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	26,870,539
Number of Portfolio Holdings	489
Portfolio Turnover Rate (%)	79
Total Net Advisory Fees Paid ($)	181,855

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Information Technology	24%
Materials	16%
Industrials	16%
Health Care	11%
Financials	10%
Consumer Discretionary	9%
Consumer Staples	4%
Utilities	3%
Communication Services	3%
Real Estate	2%
Energy	2%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	6.9% of Net Assets
Kuang-Chi Technologies Co. Ltd.	1.0%
Anhui Jianghuai Automobile Group Corp. Ltd.	1.0%
Victory Giant Technology Huizhou Co. Ltd.	0.8%
Chifeng Jilong Gold Mining Co. Ltd.	0.7%
Huagong Tech Co. Ltd.	0.6%
Jiangsu Hoperun Software Co. Ltd.	0.6%
Bank of Suzhou Co. Ltd.	0.6%
Suzhou Dongshan Precision Manufacturing Co. Ltd.	0.6%
Sichuan Changhong Electric Co. Ltd.	0.5%
Ninebot Ltd.	0.5%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000135616
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI All World ex US Hedged Equity ETF
Class Name			Xtrackers MSCI All World ex US Hedged Equity ETF
Trading Symbol			DBAW
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI All World ex US Hedged Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers MSCI All World ex US Hedged Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBAW	$42	0.40%

Gross expense ratio as of the latest prospectus: 0.40%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 42
Expense Ratio, Percent			0.40%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned 10.95% for the period ended May 31, 2025. The Fund's underlying index returned 11.36% and the Fund's broad-based index the MSCI ACWI ex USA Index returned 13.75% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Communication Services. The Energy and Materials sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Hong Kong, Germany and Japan while Denmark, Korea and Turkey contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against specified non-U.S currencies. The currency hedging strategy contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers MSCI All World ex US Hedged Equity ETF - NAV	MSCI ACWI ex USA US Dollar Hedged Index (the Underlying Index)	MSCI ACWI ex USA Index
'15	$10,000	$10,000	$10,000
'15	$9,600	$9,604	$9,721
'15	$9,741	$9,751	$9,694
'15	$9,022	$9,046	$8,953
'15	$8,659	$8,671	$8,538
'15	$9,256	$9,276	$9,174
'15	$9,279	$9,307	$8,984
'15	$9,044	$9,082	$8,815
'16	$8,553	$8,595	$8,215
'16	$8,329	$8,368	$8,121
'16	$8,686	$8,732	$8,782
'16	$8,784	$8,826	$9,013
'16	$8,883	$8,933	$8,861
'16	$8,667	$8,712	$8,725
'16	$9,057	$9,112	$9,157
'16	$9,181	$9,235	$9,215
'16	$9,209	$9,275	$9,328
'16	$9,297	$9,373	$9,194
'16	$9,316	$9,418	$8,982
'16	$9,626	$9,730	$9,211
'17	$9,726	$9,836	$9,538
'17	$9,906	$10,022	$9,690
'17	$10,127	$10,248	$9,935
'17	$10,293	$10,412	$10,148
'17	$10,504	$10,622	$10,477
'17	$10,480	$10,603	$10,510
'17	$10,653	$10,784	$10,897
'17	$10,710	$10,846	$10,954
'17	$10,945	$11,090	$11,157
'17	$11,292	$11,445	$11,367
'17	$11,230	$11,390	$11,460
'17	$11,407	$11,574	$11,716
'18	$11,692	$11,867	$12,368
'18	$11,300	$11,477	$11,785
'18	$11,070	$11,241	$11,560
'18	$11,469	$11,654	$11,762
'18	$11,392	$11,574	$11,491
'18	$11,325	$11,504	$11,275
'18	$11,598	$11,785	$11,544
'18	$11,447	$11,637	$11,303
'18	$11,528	$11,722	$11,354
'18	$10,768	$10,949	$10,431
'18	$10,856	$11,039	$10,529
'18	$10,323	$10,502	$10,052
'19	$10,975	$11,168	$10,812
'19	$11,287	$11,495	$11,024
'19	$11,452	$11,660	$11,089
'19	$11,833	$12,045	$11,382
'19	$11,247	$11,456	$10,771
'19	$11,740	$11,964	$11,420
'19	$11,775	$12,002	$11,282
'19	$11,522	$11,745	$10,933
'19	$11,859	$12,095	$11,215
'19	$12,088	$12,334	$11,606
'19	$12,309	$12,564	$11,708
'19	$12,620	$12,889	$12,215
'20	$12,409	$12,694	$11,887
'20	$11,594	$11,855	$10,947
'20	$10,143	$10,377	$9,362
'20	$10,826	$11,079	$10,072
'20	$11,157	$11,414	$10,401
'20	$11,570	$11,841	$10,872
'20	$11,730	$12,010	$11,356
'20	$12,129	$12,422	$11,842
'20	$11,976	$12,268	$11,551
'20	$11,697	$11,990	$11,303
'20	$13,040	$13,372	$12,823
'20	$13,500	$13,853	$13,516
'21	$13,622	$13,977	$13,546
'21	$13,920	$14,289	$13,814
'21	$14,365	$14,745	$13,989
'21	$14,570	$14,958	$14,400
'21	$14,875	$15,276	$14,835
'21	$15,040	$15,446	$14,755
'21	$14,804	$15,198	$14,511
'21	$15,115	$15,528	$14,787
'21	$14,837	$15,248	$14,314
'21	$15,136	$15,557	$14,655
'21	$14,736	$15,150	$13,996
'21	$15,238	$15,671	$14,574
'22	$14,812	$15,230	$14,037
'22	$14,471	$14,921	$13,759
'22	$14,621	$15,045	$13,781
'22	$14,299	$14,714	$12,916
'22	$14,290	$14,696	$13,008
'22	$13,457	$13,845	$11,889
'22	$13,949	$14,355	$12,296
'22	$13,767	$14,192	$11,901
'22	$12,854	$13,246	$10,712
'22	$13,248	$13,663	$11,032
'22	$14,326	$14,786	$12,334
'22	$13,918	$14,374	$12,242
'23	$14,853	$15,335	$13,235
'23	$14,701	$15,188	$12,770
'23	$14,859	$15,345	$13,082
'23	$15,108	$15,604	$13,309
'23	$14,863	$15,364	$12,826
'23	$15,412	$15,934	$13,401
'23	$15,854	$16,403	$13,946
'23	$15,457	$16,004	$13,316
'23	$15,259	$15,799	$12,895
'23	$14,762	$15,289	$12,363
'23	$15,670	$16,245	$13,476
'23	$16,167	$16,768	$14,153
'24	$16,299	$16,911	$14,013
'24	$16,876	$17,524	$14,367
'24	$17,502	$18,170	$14,795
'24	$17,486	$18,166	$14,551
'24	$17,844	$18,544	$14,973
'24	$17,987	$18,702	$14,959
'24	$18,200	$18,937	$15,305
'24	$18,300	$19,060	$15,741
'24	$18,609	$19,388	$16,165
'24	$18,333	$19,086	$15,372
'24	$18,372	$19,128	$15,233
'24	$18,455	$19,218	$14,937
'25	$19,116	$19,960	$15,538
'25	$19,342	$20,140	$15,754
'25	$18,996	$19,788	$15,718
'25	$18,969	$19,779	$16,286
'25	$19,798	$20,651	$17,032

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI All World ex US Hedged Equity ETF - NAV	10.95%	12.15%	7.07%
MSCI ACWI ex USA US Dollar Hedged Index	11.36%	12.59%	7.52%
MSCI ACWI ex USA Index	13.75%	10.37%	5.47%

AssetsNet			$ 176,998,906
Holdings Count | Holding			1,846
Advisory Fees Paid, Amount			$ 589,586
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	176,998,906
Number of Portfolio Holdings	1,846
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	589,586

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	24%
Industrials	14%
Information Technology	12%
Consumer Discretionary	10%
Health Care	8%
Consumer Staples	7%
Materials	6%
Communication Services	6%
Energy	5%
Utilities	3%
Real Estate	2%
Other	0%

Geographical Diversification

Country	% of Net Assets
Japan	14%
United Kingdom	9%
Canada	8%
China	7%
France	7%
Germany	6%
Switzerland	6%
Taiwan	5%
India	5%
Australia	4%
Netherlands	3%
Other	20%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	10.9% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2.7%
Tencent Holdings Ltd. (China)	1.4%
SAP SE (Germany)	1.1%
ASML Holding NV (Netherlands)	1.0%
Nestle SA (Switzerland)	0.9%
Alibaba Group Holding Ltd. (China)	0.8%
Roche Holding AG (Switzerland)	0.8%
AstraZeneca PLC (United Kingdom)	0.8%
Novo Nordisk A/S (Denmark)	0.7%
Samsung Electronics Co. Ltd. (South Korea)	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000096055
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI EAFE Hedged Equity ETF
Class Name			Xtrackers MSCI EAFE Hedged Equity ETF
Trading Symbol			DBEF
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI EAFE Hedged Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers MSCI EAFE Hedged Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEF	$37	0.35%

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 37
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned 9.53% for the period ended May 31, 2025. The Fund's underlying index returned 9.69% and the Fund's broad-based index the MSCI EAFE Index returned 13.33% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Communication Services. The Energy, Materials and Health Care sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Germany, Japan and the United Kingdom while Denmark, Netherlands and Portugal contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against specified non-U.S currencies. The currency hedging strategy contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers MSCI EAFE Hedged Equity ETF - NAV	MSCI EAFE US Dollar Hedged Index (the Underlying Index)	MSCI EAFE Index
'15	$10,000	$10,000	$10,000
'15	$9,535	$9,549	$9,717
'15	$9,869	$9,884	$9,918
'15	$9,111	$9,127	$9,189
'15	$8,677	$8,693	$8,722
'15	$9,355	$9,381	$9,404
'15	$9,472	$9,502	$9,258
'15	$9,213	$9,245	$9,134
'16	$8,685	$8,719	$8,473
'16	$8,372	$8,408	$8,318
'16	$8,631	$8,668	$8,859
'16	$8,742	$8,779	$9,116
'16	$8,911	$8,948	$9,033
'16	$8,570	$8,604	$8,730
'16	$8,981	$9,020	$9,172
'16	$9,064	$9,112	$9,179
'16	$9,102	$9,150	$9,291
'16	$9,213	$9,266	$9,101
'16	$9,320	$9,381	$8,920
'16	$9,743	$9,814	$9,225
'17	$9,760	$9,835	$9,493
'17	$9,971	$10,052	$9,628
'17	$10,227	$10,307	$9,893
'17	$10,383	$10,464	$10,145
'17	$10,618	$10,698	$10,518
'17	$10,544	$10,626	$10,499
'17	$10,625	$10,711	$10,802
'17	$10,631	$10,721	$10,798
'17	$10,929	$11,023	$11,066
'17	$11,259	$11,359	$11,234
'17	$11,206	$11,312	$11,352
'17	$11,358	$11,467	$11,534
'18	$11,507	$11,623	$12,113
'18	$11,148	$11,265	$11,566
'18	$10,906	$11,016	$11,338
'18	$11,425	$11,539	$11,617
'18	$11,366	$11,483	$11,356
'18	$11,350	$11,470	$11,217
'18	$11,664	$11,794	$11,493
'18	$11,487	$11,618	$11,271
'18	$11,667	$11,804	$11,369
'18	$10,934	$11,068	$10,464
'18	$10,927	$11,066	$10,451
'18	$10,307	$10,439	$9,944
'19	$10,892	$11,036	$10,597
'19	$11,285	$11,438	$10,867
'19	$11,462	$11,615	$10,936
'19	$11,872	$12,029	$11,243
'19	$11,351	$11,499	$10,704
'19	$11,865	$12,022	$11,338
'19	$11,967	$12,129	$11,195
'19	$11,699	$11,861	$10,905
'19	$12,128	$12,299	$11,217
'19	$12,356	$12,532	$11,620
'19	$12,626	$12,811	$11,751
'19	$12,822	$13,011	$12,133
'20	$12,680	$12,872	$11,879
'20	$11,678	$11,863	$10,806
'20	$10,263	$10,420	$9,363
'20	$10,845	$11,003	$9,968
'20	$11,288	$11,455	$10,402
'20	$11,592	$11,765	$10,757
'20	$11,379	$11,552	$11,007
'20	$11,846	$12,032	$11,573
'20	$11,734	$11,922	$11,272
'20	$11,278	$11,461	$10,822
'20	$12,791	$13,001	$12,500
'20	$13,120	$13,337	$13,081
'21	$13,071	$13,293	$12,942
'21	$13,411	$13,644	$13,232
'21	$14,108	$14,353	$13,536
'21	$14,298	$14,543	$13,944
'21	$14,705	$14,953	$14,444
'21	$14,809	$15,063	$14,236
'21	$14,871	$15,129	$14,344
'21	$15,204	$15,474	$14,597
'21	$15,022	$15,284	$14,173
'21	$15,355	$15,628	$14,522
'21	$14,979	$15,249	$13,846
'21	$15,648	$15,928	$14,555
'22	$15,088	$15,364	$13,851
'22	$14,762	$15,035	$13,606
'22	$15,092	$15,369	$13,694
'22	$14,918	$15,182	$12,808
'22	$14,902	$15,164	$12,904
'22	$14,003	$12,721	$11,706
'22	$14,749	$13,400	$12,289
'22	$14,439	$13,123	$11,706
'22	$13,603	$12,363	$10,611
'22	$14,357	$13,046	$11,181
'22	$15,347	$13,956	$12,441
'22	$14,905	$13,563	$12,451
'23	$15,895	$14,464	$13,459
'23	$16,018	$14,583	$13,178
'23	$16,144	$14,692	$13,505
'23	$16,554	$15,063	$13,886
'23	$16,337	$14,865	$13,298
'23	$16,963	$15,432	$13,904
'23	$17,283	$15,730	$14,353
'23	$16,999	$15,481	$13,804
'23	$16,856	$15,348	$13,332
'23	$16,327	$14,873	$12,792
'23	$17,297	$15,771	$13,979
'23	$17,839	$16,268	$14,722
'24	$18,324	$16,716	$14,806
'24	$18,902	$17,253	$15,077
'24	$19,681	$17,957	$15,556
'24	$19,580	$17,862	$15,174
'24	$20,114	$18,346	$15,762
'24	$20,043	$18,284	$15,508
'24	$20,236	$18,467	$15,963
'24	$20,359	$18,585	$16,482
'24	$20,323	$18,553	$16,634
'24	$20,058	$18,320	$15,729
'24	$20,204	$18,457	$15,640
'24	$20,328	$18,569	$15,284
'25	$21,340	$19,499	$16,088
'25	$21,572	$19,717	$16,400
'25	$21,005	$19,193	$16,333
'25	$21,007	$19,194	$17,082
'25	$22,031	$20,124	$17,863

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI EAFE Hedged Equity ETF - NAV	9.53%	14.31%	8.22%
MSCI EAFE US Dollar Hedged Index	9.69%	14.50%	8.47%
MSCI EAFE Index	13.33%	11.42%	5.97%

AssetsNet			$ 8,031,260,664
Holdings Count | Holding			698
Advisory Fees Paid, Amount			$ 23,771,276
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	8,031,260,664
Number of Portfolio Holdings	698
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	23,771,276

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	23%
Industrials	18%
Health Care	11%
Consumer Discretionary	10%
Consumer Staples	8%
Information Technology	8%
Materials	6%
Communication Services	5%
Utilities	4%
Energy	3%
Real Estate	2%

Geographical Diversification

Country	% of Net Assets
Japan	21%
United Kingdom	14%
France	11%
Germany	10%
Switzerland	10%
Australia	6%
Netherlands	5%
Sweden	4%
Spain	3%
Italy	3%
Denmark	2%
Other	9%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	12.8% of Net Assets
SAP SE (Germany)	1.7%
ASML Holding NV (Netherlands)	1.6%
Nestle SA (Switzerland)	1.5%
Roche Holding AG (Switzerland)	1.3%
AstraZeneca PLC (United Kingdom)	1.2%
Novo Nordisk A/S (Denmark)	1.2%
Novartis AG (Switzerland)	1.2%
HSBC Holdings PLC (United Kingdom)	1.1%
Shell PLC (United Kingdom)	1.0%
Commonwealth Bank of Australia (Australia)	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000096054
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI Emerging Markets Hedged Equity ETF
Class Name			Xtrackers MSCI Emerging Markets Hedged Equity ETF
Trading Symbol			DBEM
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Hedged Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Hedged Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEM	$70	0.66%

Gross expense ratio as of the latest prospectus: 0.67%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 70
Expense Ratio, Percent			0.66%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned 11.47% for the period ended May 31, 2025. The Fund's underlying index returned 12.27% and the Fund's broad-based index the MSCI Emerging Markets Index returned 13.04% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Information Technology and Communication Services. The Energy, Materials and Utilities sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Hong Kong, Taiwan and South Africa while the United States, Korea and Turkey contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against specified non-U.S currencies. The currency hedging strategy contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers MSCI Emerging Markets Hedged Equity ETF - NAV	MSCI EM US Dollar Hedged Index (the Underlying Index)	MSCI Emerging Markets Index
'15	$10,000	$10,000	$10,000
'15	$9,728	$9,751	$9,740
'15	$9,257	$9,309	$9,065
'15	$8,619	$8,693	$8,245
'15	$8,443	$8,521	$7,997
'15	$8,904	$8,969	$8,568
'15	$8,646	$8,708	$8,233
'15	$8,485	$8,598	$8,050
'16	$8,025	$8,137	$7,528
'16	$8,030	$8,127	$7,515
'16	$8,702	$8,817	$8,510
'16	$8,674	$8,790	$8,556
'16	$8,568	$8,701	$8,237
'16	$8,709	$8,825	$8,566
'16	$9,028	$9,183	$8,997
'16	$9,246	$9,415	$9,221
'16	$9,246	$9,436	$9,339
'16	$9,269	$9,472	$9,362
'16	$9,010	$9,250	$8,931
'16	$9,003	$9,243	$8,950
'17	$9,339	$9,598	$9,440
'17	$9,470	$9,745	$9,729
'17	$9,629	$9,918	$9,975
'17	$9,825	$10,135	$10,193
'17	$10,040	$10,371	$10,495
'17	$10,185	$10,526	$10,600
'17	$10,658	$11,031	$11,232
'17	$10,867	$11,248	$11,483
'17	$10,898	$11,286	$11,437
'17	$11,295	$11,711	$11,838
'17	$11,180	$11,601	$11,862
'17	$11,457	$11,882	$12,287
'18	$12,231	$12,686	$13,311
'18	$11,736	$12,189	$12,698
'18	$11,500	$11,936	$12,444
'18	$11,625	$12,083	$12,406
'18	$11,354	$11,816	$11,967
'18	$11,067	$11,524	$11,470
'18	$11,250	$11,715	$11,722
'18	$11,171	$11,644	$11,405
'18	$11,029	$11,502	$11,344
'18	$10,171	$10,614	$10,356
'18	$10,463	$10,931	$10,783
'18	$10,187	$10,653	$10,496
'19	$10,918	$11,426	$11,416
'19	$11,017	$11,547	$11,442
'19	$11,156	$11,701	$11,538
'19	$11,416	$11,992	$11,781
'19	$10,653	$11,201	$10,926
'19	$11,138	$11,715	$11,608
'19	$11,010	$11,592	$11,466
'19	$10,727	$11,297	$10,907
'19	$10,872	$11,457	$11,115
'19	$11,185	$11,798	$11,584
'19	$11,236	$11,859	$11,568
'19	$11,866	$12,540	$12,431
'20	$11,414	$12,125	$11,852
'20	$11,009	$11,664	$11,227
'20	$9,642	$10,218	$9,498
'20	$10,481	$11,120	$10,367
'20	$10,545	$11,182	$10,447
'20	$11,238	$11,918	$11,215
'20	$12,145	$12,884	$12,217
'20	$12,411	$13,154	$12,487
'20	$12,195	$12,930	$12,287
'20	$12,362	$13,114	$12,540
'20	$13,328	$14,138	$13,700
'20	$14,112	$14,996	$14,707
'21	$14,645	$15,552	$15,158
'21	$14,775	$15,702	$15,274
'21	$14,634	$15,554	$15,043
'21	$14,838	$15,791	$15,417
'21	$14,852	$15,822	$15,594
'21	$15,117	$16,104	$15,802
'21	$14,184	$15,112	$14,739
'21	$14,478	$15,437	$15,124
'21	$14,044	$14,990	$14,523
'21	$14,148	$15,103	$14,667
'21	$13,670	$14,601	$14,069
'21	$13,845	$14,796	$14,333
'22	$13,581	$14,515	$14,062
'22	$13,161	$14,184	$13,641
'22	$12,836	$13,768	$13,333
'22	$12,366	$13,276	$12,592
'22	$12,348	$13,240	$12,647
'22	$11,794	$12,641	$11,806
'22	$11,779	$12,649	$11,777
'22	$11,884	$12,793	$11,826
'22	$10,790	$11,610	$10,440
'22	$10,479	$11,300	$10,116
'22	$11,721	$12,650	$11,616
'22	$11,479	$12,387	$11,453
'23	$12,235	$13,198	$12,357
'23	$11,672	$12,593	$11,556
'23	$11,924	$12,863	$11,906
'23	$11,833	$12,773	$11,771
'23	$11,681	$12,641	$11,573
'23	$12,075	$13,072	$12,013
'23	$12,707	$13,770	$12,761
'23	$12,103	$13,134	$11,975
'23	$11,887	$12,901	$11,661
'23	$11,455	$12,434	$11,208
'23	$12,161	$13,217	$12,105
'23	$12,525	$13,635	$12,579
'24	$12,091	$13,166	$11,994
'24	$12,674	$13,830	$12,565
'24	$13,015	$14,203	$12,841
'24	$13,211	$14,442	$12,934
'24	$13,245	$14,513	$13,007
'24	$13,795	$15,135	$13,520
'24	$13,856	$15,227	$13,560
'24	$13,866	$15,289	$13,779
'24	$14,630	$16,149	$14,699
'24	$14,278	$15,695	$14,046
'24	$13,885	$15,268	$13,541
'24	$14,058	$15,447	$13,522
'25	$14,138	$15,684	$13,764
'25	$14,372	$15,793	$13,831
'25	$14,386	$15,837	$13,918
'25	$14,320	$15,797	$14,101
'25	$14,764	$16,294	$14,703

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Emerging Markets Hedged Equity ETF - NAV	11.47%	6.96%	3.97%
MSCI EM US Dollar Hedged Index	12.27%	7.82%	5.00%
MSCI Emerging Markets Index	13.04%	7.07%	3.93%

AssetsNet			$ 68,489,246
Holdings Count | Holding			1,184
Advisory Fees Paid, Amount			$ 473,957
InvestmentCompanyPortfolioTurnover			10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	68,489,246
Number of Portfolio Holdings	1,184
Portfolio Turnover Rate (%)	10
Total Net Advisory Fees Paid ($)	473,957

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	24%
Information Technology	22%
Consumer Discretionary	13%
Communication Services	10%
Industrials	7%
Consumer Staples	5%
Materials	5%
Energy	4%
Utilities	3%
Health Care	3%
Real Estate	2%
Other	0%

Geographical Diversification

Country	% of Net Assets
China	26%
India	18%
Taiwan	18%
South Korea	9%
Brazil	4%
Saudi Arabia	4%
South Africa	3%
Mexico	2%
United Arab Emirates	2%
Other	12%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	26.8% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	9.4%
Tencent Holdings Ltd. (China)	4.8%
Alibaba Group Holding Ltd. (China)	2.9%
Samsung Electronics Co. Ltd. (South Korea)	2.6%
HDFC Bank Ltd. (India)	1.5%
Xiaomi Corp. (China)	1.3%
Reliance Industries Ltd. (India)	1.2%
ICICI Bank Ltd. (India)	1.1%
Meituan (China)	1.0%
China Construction Bank Corp. (China)	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000130527
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI Europe Hedged Equity ETF
Class Name			Xtrackers MSCI Europe Hedged Equity ETF
Trading Symbol			DBEU
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI Europe Hedged Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers MSCI Europe Hedged Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEU	$47	0.45%

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 47
Expense Ratio, Percent			0.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Fund returned 8.86% for the period ended May 31, 2025. The Fund's underlying index returned 9.02% and the Fund's broad-based index the MSCI Europe Index returned 13.39% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Consumer Staples. The Energy, Health Care and Consumer Discretionary sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Germany, the United Kingdom and Switzerland while Denmark, Netherlands and Portugal contributed negatively to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against specified non-U.S currencies. The currency hedging strategy contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers MSCI Europe Hedged Equity ETF - NAV	MSCI Europe US Dollar Hedged Index (the Underlying Index)	MSCI Europe Index
'15	$10,000	$10,000	$10,000
'15	$9,489	$9,491	$9,693
'15	$9,900	$9,908	$9,996
'15	$9,177	$9,188	$9,284
'15	$8,820	$8,832	$8,850
'15	$9,457	$9,475	$9,484
'15	$9,634	$9,656	$9,310
'15	$9,268	$9,294	$9,071
'16	$8,822	$8,847	$8,473
'16	$8,654	$8,685	$8,321
'16	$8,836	$8,868	$8,843
'16	$8,986	$9,011	$9,059
'16	$9,154	$9,180	$9,006
'16	$8,974	$8,997	$8,605
'16	$9,335	$9,364	$8,966
'16	$9,445	$9,483	$8,992
'16	$9,493	$9,535	$9,071
'16	$9,530	$9,576	$8,775
'16	$9,471	$9,526	$8,584
'16	$10,023	$10,090	$9,034
'17	$10,000	$10,069	$9,222
'17	$10,279	$10,355	$9,332
'17	$10,658	$10,734	$9,707
'17	$10,834	$10,908	$10,049
'17	$11,145	$11,216	$10,537
'17	$10,901	$10,975	$10,422
'17	$10,980	$11,061	$10,733
'17	$11,003	$11,090	$10,739
'17	$11,313	$11,406	$11,093
'17	$11,557	$11,656	$11,146
'17	$11,359	$11,466	$11,170
'17	$11,487	$11,600	$11,338
'18	$11,627	$11,745	$11,951
'18	$11,241	$11,362	$11,249
'18	$11,052	$11,167	$11,113
'18	$11,612	$11,728	$11,421
'18	$11,573	$11,690	$11,046
'18	$11,563	$11,683	$10,972
'18	$11,960	$12,091	$11,337
'18	$11,701	$11,832	$11,021
'18	$11,758	$11,896	$11,060
'18	$11,168	$11,300	$10,216
'18	$11,079	$11,218	$10,121
'18	$10,510	$10,648	$9,653
'19	$11,121	$11,274	$10,289
'19	$11,544	$11,706	$10,635
'19	$11,792	$11,959	$10,700
'19	$12,303	$12,474	$11,082
'19	$11,793	$11,951	$10,475
'19	$12,371	$12,539	$11,179
'19	$12,472	$12,648	$10,962
'19	$12,286	$12,464	$10,686
'19	$12,684	$12,873	$10,977
'19	$12,766	$12,958	$11,329
'19	$13,076	$13,278	$11,499
'19	$13,323	$13,532	$11,948
'20	$13,126	$13,339	$11,647
'20	$12,104	$12,308	$10,567
'20	$10,498	$10,673	$9,041
'20	$11,097	$11,271	$9,577
'20	$11,534	$11,717	$10,013
'20	$11,914	$12,104	$10,420
'20	$11,739	$11,923	$10,821
'20	$12,061	$12,256	$11,266
'20	$11,953	$12,154	$10,891
'20	$11,318	$11,514	$10,276
'20	$12,947	$13,170	$12,025
'20	$13,253	$13,479	$12,591
'21	$13,123	$13,355	$12,409
'21	$13,437	$13,682	$12,712
'21	$14,241	$14,503	$13,105
'21	$14,603	$14,862	$13,700
'21	$15,030	$15,290	$14,293
'21	$15,202	$15,470	$14,077
'21	$15,425	$15,705	$14,337
'21	$15,759	$16,052	$14,554
'21	$15,306	$15,585	$13,859
'21	$15,881	$16,179	$14,483
'21	$15,520	$15,814	$13,736
'21	$16,346	$16,659	$14,643
'22	$15,849	$16,159	$13,973
'22	$15,354	$15,662	$13,578
'22	$15,500	$15,807	$13,564
'22	$15,418	$15,711	$12,784
'22	$15,384	$15,671	$12,880
'22	$14,247	$14,517	$11,599
'22	$15,168	$15,421	$12,173
'22	$14,628	$14,862	$11,414
'22	$13,799	$14,020	$10,422
'22	$14,663	$14,906	$11,169
'22	$15,744	$16,021	$12,436
'22	$15,339	$15,620	$12,438
'23	$16,453	$16,759	$13,517
'23	$16,702	$17,020	$13,433
'23	$16,759	$17,070	$13,751
'23	$17,199	$17,518	$14,323
'23	$16,736	$17,042	$13,482
'23	$17,182	$17,496	$14,128
'23	$17,457	$17,791	$14,561
'23	$17,086	$17,425	$13,984
'23	$16,889	$17,226	$13,428
'23	$16,330	$16,664	$12,926
'23	$17,330	$17,693	$14,202
'23	$17,939	$18,322	$14,912
'24	$18,183	$18,579	$14,894
'24	$18,623	$19,039	$15,126
'24	$19,471	$19,901	$15,692
'24	$19,360	$19,782	$15,394
'24	$19,995	$20,420	$16,140
'24	$19,742	$20,169	$15,777
'24	$19,965	$20,404	$16,116
'24	$20,249	$20,704	$16,751
'24	$20,135	$20,592	$16,816
'24	$19,608	$20,061	$15,825
'24	$19,726	$20,184	$15,559
'24	$19,651	$20,105	$15,178
'25	$21,023	$21,514	$16,224
'25	$21,693	$22,207	$16,820
'25	$20,930	$21,419	$16,769
'25	$20,803	$21,292	$17,502
'25	$21,766	$22,262	$18,300

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Europe Hedged Equity ETF - NAV	8.86%	13.54%	8.09%
MSCI Europe US Dollar Hedged Index	9.02%	13.70%	8.33%
MSCI Europe Index	13.39%	12.82%	6.23%

AssetsNet			$ 684,512,143
Holdings Count | Holding			404
Advisory Fees Paid, Amount			$ 2,623,619
InvestmentCompanyPortfolioTurnover			10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	684,512,143
Number of Portfolio Holdings	404
Portfolio Turnover Rate (%)	10
Total Net Advisory Fees Paid ($)	2,623,619

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	22%
Industrials	18%
Health Care	13%
Consumer Staples	10%
Consumer Discretionary	8%
Information Technology	7%
Materials	5%
Utilities	4%
Energy	4%
Communication Services	4%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
United Kingdom	21%
France	16%
Germany	15%
Switzerland	15%
Netherlands	7%
Sweden	5%
Spain	5%
Italy	4%
Denmark	3%
Finland	2%
Other	3%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	18.7% of Net Assets
SAP SE (Germany)	2.5%
ASML Holding NV (Netherlands)	2.3%
Nestle SA (Switzerland)	2.2%
Roche Holding AG (Switzerland)	1.9%
AstraZeneca PLC (United Kingdom)	1.8%
Novo Nordisk A/S (Denmark)	1.7%
Novartis AG (Switzerland)	1.7%
HSBC Holdings PLC (United Kingdom)	1.6%
Shell PLC (United Kingdom)	1.6%
Siemens AG (Germany)	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000144410
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI Eurozone Hedged Equity ETF
Class Name			Xtrackers MSCI Eurozone Hedged Equity ETF
Trading Symbol			DBEZ
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI Eurozone Hedged Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers MSCI Eurozone Hedged Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEZ	$48	0.45%

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 48
Expense Ratio, Percent			0.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro.

The Fund returned 13.56% for the period ended May 31, 2025. The Fund's underlying index returned 13.81% and the Fund's broad-based index the MSCI EMU IMI Index returned 16.93% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Utilities. The Consumer Discretionary and Energy sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Germany, Spain and Italy while Netherlands and the United Kingdom were the only negative contributor to performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against specified non-U.S currencies. The currency hedging strategy contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers MSCI Eurozone Hedged Equity ETF - NAV	MSCI EMU IMI US Dollar Hedged Index (the Underlying Index)	MSCI EMU IMI Index
'15	$10,000	$10,000	$10,000
'15	$9,610	$9,603	$9,763
'15	$10,060	$10,061	$10,135
'15	$9,233	$9,237	$9,412
'15	$8,815	$8,821	$8,942
'15	$9,631	$9,648	$9,707
'15	$9,908	$9,924	$9,555
'15	$9,383	$9,401	$9,264
'16	$8,791	$8,804	$8,644
'16	$8,537	$8,558	$8,416
'16	$8,816	$8,833	$9,071
'16	$8,930	$8,946	$9,226
'16	$9,155	$9,159	$9,315
'16	$8,602	$8,605	$8,722
'16	$9,062	$9,067	$9,237
'16	$9,183	$9,197	$9,322
'16	$9,209	$9,224	$9,420
'16	$9,316	$9,332	$9,288
'16	$9,286	$9,302	$8,947
'16	$9,942	$9,954	$9,508
'17	$9,879	$9,895	$9,669
'17	$10,146	$10,164	$9,758
'17	$10,705	$10,728	$10,347
'17	$10,993	$11,016	$10,796
'17	$11,220	$11,230	$11,340
'17	$10,953	$10,965	$11,215
'17	$11,023	$11,039	$11,647
'17	$10,994	$11,018	$11,702
'17	$11,499	$11,527	$12,159
'17	$11,776	$11,807	$12,260
'17	$11,551	$11,595	$12,304
'17	$11,506	$11,551	$12,317
'18	$11,902	$11,956	$13,187
'18	$11,490	$11,547	$12,438
'18	$11,274	$11,331	$12,279
'18	$11,820	$11,878	$12,631
'18	$11,690	$11,742	$12,037
'18	$11,610	$11,659	$11,924
'18	$12,011	$12,067	$12,341
'18	$11,742	$11,802	$11,972
'18	$11,709	$11,773	$11,896
'18	$10,981	$11,040	$10,836
'18	$10,892	$10,953	$10,718
'18	$10,266	$10,325	$10,172
'19	$10,959	$11,028	$10,876
'19	$11,400	$11,475	$11,208
'19	$11,580	$11,655	$11,202
'19	$12,203	$12,279	$11,753
'19	$11,534	$11,585	$10,992
'19	$12,161	$12,214	$11,801
'19	$12,204	$12,261	$11,558
'19	$12,072	$12,135	$11,286
'19	$12,521	$12,590	$11,573
'19	$12,725	$12,798	$12,000
'19	$13,089	$13,172	$12,188
'19	$13,287	$13,373	$12,562
'20	$13,079	$13,170	$12,188
'20	$12,080	$12,173	$11,137
'20	$9,984	$10,058	$9,167
'20	$10,682	$10,757	$9,778
'20	$11,212	$11,288	$10,409
'20	$11,753	$11,828	$11,004
'20	$11,620	$11,686	$11,442
'20	$12,044	$12,119	$11,990
'20	$11,852	$11,934	$11,562
'20	$11,184	$11,269	$10,834
'20	$13,166	$13,269	$13,040
'20	$13,479	$13,588	$13,639
'21	$13,344	$13,459	$13,403
'21	$13,830	$13,954	$13,875
'21	$14,699	$14,840	$14,303
'21	$15,054	$15,193	$14,982
'21	$15,535	$15,676	$15,627
'21	$15,586	$15,733	$15,260
'21	$15,809	$15,966	$15,475
'21	$16,216	$16,384	$15,801
'21	$15,702	$15,854	$14,992
'21	$16,322	$16,492	$15,565
'21	$15,792	$15,962	$14,635
'21	$16,584	$16,764	$15,501
'22	$16,015	$16,192	$14,741
'22	$15,213	$15,388	$14,030
'22	$15,147	$15,320	$13,818
'22	$14,907	$15,076	$12,864
'22	$15,019	$15,177	$13,131
'22	$13,645	$13,787	$11,589
'22	$14,633	$14,774	$12,106
'22	$13,925	$14,070	$11,339
'22	$13,058	$13,195	$10,314
'22	$14,127	$14,280	$11,231
'22	$15,350	$15,525	$12,650
'22	$14,851	$15,029	$12,664
'23	$16,330	$16,529	$14,126
'23	$16,629	$16,842	$14,038
'23	$16,708	$16,920	$14,418
'23	$16,975	$17,193	$14,857
'23	$16,607	$16,808	$13,989
'23	$17,261	$17,475	$14,845
'23	$17,642	$17,860	$15,304
'23	$17,141	$17,362	$14,615
'23	$16,615	$16,829	$13,790
'23	$16,067	$16,280	$13,300
'23	$17,404	$17,647	$14,822
'23	$18,019	$18,276	$15,511
'24	$18,369	$18,638	$15,543
'24	$18,943	$19,225	$15,954
'24	$19,808	$20,105	$16,632
'24	$19,482	$19,772	$16,173
'24	$20,086	$20,370	$16,890
'24	$19,563	$19,842	$16,214
'24	$19,694	$19,983	$16,462
'24	$20,008	$20,310	$17,081
'24	$20,220	$20,533	$17,385
'24	$19,588	$19,900	$16,349
'24	$19,617	$19,933	$15,912
'24	$19,892	$20,215	$15,807
'25	$21,315	$21,671	$16,988
'25	$22,066	$22,437	$17,574
'25	$21,433	$21,796	$17,720
'25	$21,525	$21,895	$18,708
'25	$22,810	$23,183	$19,748

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Eurozone Hedged Equity ETF - NAV	13.56%	15.26%	8.60%
MSCI EMU IMI US Dollar Hedged Index	13.81%	15.48%	8.77%
MSCI EMU IMI Index	16.93%	13.66%	6.98%

AssetsNet			$ 76,427,572
Holdings Count | Holding			595
Advisory Fees Paid, Amount			$ 208,679
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	76,427,572
Number of Portfolio Holdings	595
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	208,679

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	23%
Industrials	20%
Information Technology	12%
Consumer Discretionary	11%
Utilities	6%
Consumer Staples	6%
Health Care	6%
Materials	5%
Communication Services	5%
Energy	3%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
France	29%
Germany	28%
Netherlands	13%
Italy	9%
Spain	9%
Finland	3%
Belgium	3%
Ireland	2%
Other	2%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	24.0% of Net Assets
SAP SE (Germany)	4.4%
ASML Holding NV (Netherlands)	4.1%
Siemens AG (Germany)	2.5%
Allianz SE (Germany)	2.1%
LVMH Moet Hennessy Louis Vuitton SE (France)	2.1%
Schneider Electric SE (France)	1.9%
Deutsche Telekom AG (Germany)	1.8%
Banco Santander SA (Spain)	1.7%
Air Liquide SA (France)	1.7%
TotalEnergies SE (France)	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000096058
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI Japan Hedged Equity ETF
Class Name			Xtrackers MSCI Japan Hedged Equity ETF
Trading Symbol			DBJP
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI Japan Hedged Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers MSCI Japan Hedged Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBJP	$46	0.45%

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 46
Expense Ratio, Percent			0.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the Underlying Index). The Underlying Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

The Fund returned 6.07% for the period ended May 31, 2025. The Fund's underlying index returned 6.48% and the Fund's broad-based index the MSCI Japan Index returned 11.17% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Consumer Discretionary. The Utilities, Information Technology and Energy sectors detracted from performance. The Fund entered into forward foreign currency contracts during the period to hedge against changes in the value of the U.S dollar against the Japanese yen. The currency hedging strategy contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers MSCI Japan Hedged Equity ETF - NAV	MSCI Japan US Dollar Hedged Index (the Underlying Index)	MSCI Japan Index
'15	$10,000	$10,000	$10,000
'15	$9,696	$9,691	$9,829
'15	$9,858	$9,860	$9,875
'15	$9,066	$9,070	$9,301
'15	$8,353	$8,350	$8,668
'15	$9,249	$9,257	$9,543
'15	$9,344	$9,362	$9,448
'15	$9,149	$9,170	$9,478
'16	$8,457	$8,481	$8,699
'16	$7,640	$7,667	$8,460
'16	$7,974	$8,006	$8,860
'16	$7,945	$7,979	$9,272
'16	$8,135	$8,187	$9,176
'16	$7,301	$7,337	$8,950
'16	$7,761	$7,812	$9,530
'16	$7,862	$7,923	$9,566
'16	$7,831	$7,894	$9,720
'16	$8,229	$8,301	$9,848
'16	$8,671	$8,756	$9,610
'16	$8,966	$9,058	$9,704
'17	$8,985	$9,085	$10,065
'17	$9,029	$9,137	$10,177
'17	$8,973	$9,078	$10,140
'17	$9,074	$9,188	$10,246
'17	$9,281	$9,401	$10,554
'17	$9,536	$9,664	$10,666
'17	$9,571	$9,708	$10,882
'17	$9,536	$9,678	$10,876
'17	$9,946	$10,096	$11,090
'17	$10,509	$10,672	$11,601
'17	$10,672	$10,840	$11,948
'17	$10,832	$11,008	$12,031
'18	$10,992	$11,176	$12,582
'18	$10,580	$10,765	$12,393
'18	$10,279	$10,452	$12,047
'18	$10,727	$10,910	$12,212
'18	$10,556	$10,747	$12,092
'18	$10,512	$10,704	$11,787
'18	$10,680	$10,881	$11,834
'18	$10,620	$10,825	$11,861
'18	$11,216	$11,435	$12,221
'18	$10,215	$10,421	$11,188
'18	$10,335	$10,547	$11,232
'18	$9,312	$9,510	$10,481
'19	$9,823	$10,036	$11,121
'19	$10,057	$10,278	$11,117
'19	$10,083	$10,303	$11,180
'19	$10,307	$10,537	$11,335
'19	$9,649	$9,875	$10,886
'19	$9,954	$10,191	$11,294
'19	$10,066	$10,308	$11,309
'19	$9,750	$9,990	$11,195
'19	$10,336	$10,592	$11,647
'19	$10,863	$11,133	$12,212
'19	$11,072	$11,358	$12,281
'19	$11,249	$11,540	$12,537
'20	$11,080	$11,372	$12,367
'20	$10,022	$10,295	$11,236
'20	$9,333	$9,587	$10,433
'20	$9,761	$10,025	$10,995
'20	$10,409	$10,697	$11,646
'20	$10,424	$10,715	$11,644
'20	$10,052	$10,332	$11,459
'20	$10,845	$11,154	$12,332
'20	$10,900	$11,214	$12,452
'20	$10,628	$10,930	$12,253
'20	$11,935	$12,271	$13,784
'20	$12,315	$12,663	$14,353
'21	$12,357	$12,717	$14,209
'21	$12,754	$13,136	$14,425
'21	$13,349	$13,766	$14,578
'21	$13,008	$13,409	$14,356
'21	$13,373	$13,796	$14,679
'21	$13,365	$13,795	$14,537
'21	$13,042	$13,468	$14,353
'21	$13,452	$13,898	$14,793
'21	$14,033	$14,497	$15,200
'21	$13,856	$14,326	$14,689
'21	$13,446	$13,915	$14,327
'21	$13,903	$14,386	$14,598
'22	$13,204	$13,669	$13,858
'22	$13,050	$13,513	$13,703
'22	$13,654	$14,144	$13,634
'22	$13,336	$13,814	$12,434
'22	$13,462	$13,954	$12,637
'22	$13,128	$13,609	$11,640
'22	$13,679	$14,181	$12,304
'22	$13,844	$14,365	$11,989
'22	$13,040	$13,522	$10,747
'22	$13,803	$14,323	$11,066
'22	$14,279	$14,844	$12,136
'22	$13,550	$14,099	$12,169
'23	$14,248	$14,826	$12,925
'23	$14,395	$14,990	$12,429
'23	$14,690	$15,300	$12,922
'23	$15,140	$15,771	$12,969
'23	$15,856	$16,527	$13,210
'23	$17,122	$17,843	$13,751
'23	$17,413	$18,162	$14,166
'23	$17,475	$18,240	$13,823
'23	$17,627	$18,386	$13,533
'23	$17,179	$17,932	$12,923
'23	$18,286	$19,127	$14,029
'23	$18,289	$19,136	$14,641
'24	$19,864	$20,792	$15,317
'24	$20,999	$22,002	$15,776
'24	$21,881	$22,914	$16,177
'24	$21,856	$22,893	$15,463
'24	$22,206	$23,277	$15,671
'24	$22,652	$23,746	$15,559
'24	$22,503	$23,607	$16,461
'24	$21,963	$23,043	$16,545
'24	$21,550	$22,601	$16,450
'24	$22,153	$23,260	$15,809
'24	$22,051	$23,169	$15,912
'24	$23,053	$24,239	$15,858
'25	$23,157	$24,346	$16,106
'25	$22,266	$23,427	$15,887
'25	$22,216	$23,362	$15,911
'25	$22,337	$23,486	$16,743
'25	$23,553	$24,785	$17,421

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	10-Year
Xtrackers MSCI Japan Hedged Equity ETF - NAV	6.07%	17.74%	8.94%
MSCI Japan US Dollar Hedged Index	6.48%	18.30%	9.50%
MSCI Japan Index	11.17%	8.39%	5.71%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 389,909,318
Holdings Count | Holding			186
Advisory Fees Paid, Amount			$ 1,841,897
InvestmentCompanyPortfolioTurnover			17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	389,909,318
Number of Portfolio Holdings	186
Portfolio Turnover Rate (%)	17
Total Net Advisory Fees Paid ($)	1,841,897

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Industrials	24%
Consumer Discretionary	18%
Financials	16%
Information Technology	13%
Communication Services	8%
Health Care	7%
Consumer Staples	5%
Materials	3%
Real Estate	2%
Utilities	1%
Energy	1%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	27.5% of Net Assets
Toyota Motor Corp.	4.4%
Sony Group Corp.	3.9%
Mitsubishi UFJ Financial Group, Inc.	3.9%
Hitachi Ltd.	3.1%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Nintendo Co. Ltd.	2.2%
Recruit Holdings Co. Ltd.	2.0%
Keyence Corp.	2.0%
Tokio Marine Holdings, Inc.	1.9%
Mitsubishi Heavy Industries Ltd.	1.8%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000246554
Shareholder Report [Line Items]
Fund Name			Xtrackers California Municipal Bond ETF
Class Name			Xtrackers California Municipal Bond ETF
Trading Symbol			CA
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers California Municipal Bond ETF (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers California Municipal Bond ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CA	$7	0.07%

Gross expense ratio as of the latest prospectus: 0.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 7
Expense Ratio, Percent			0.07%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the ICE AMT-Free Broad Liquid California Municipal Index (the Underlying Index). The Underlying Index is designed to track the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by the state of California and its political subdivisions.

The Fund returned 1.48% for the period ended May 31, 2025. The Fund's underlying index returned 1.73% and the Fund's broad-based index the Bloomberg Municipal Bond Index returned 2.03% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from State General Obligation, Prepaid Energy and Water & Sewer. The Institution, State Lease and University Private sectors detracted from performance.

Line Graph [Table Text Block]
	Xtrackers California Municipal Bond ETF - NAV	ICE AMT-Free Broad Liquid California Municipal Index (the Underlying Index)	Bloomberg Municipal Bond Index
12/14/23	$10,000	$10,000	$10,000
12/31/23	$10,133	$10,149	$10,143
1/31/24	$10,121	$10,134	$10,123
2/29/24	$10,116	$10,135	$10,124
3/31/24	$10,101	$10,115	$10,110
4/30/24	$9,984	$10,006	$10,005
5/31/24	$9,960	$9,978	$9,978
6/30/24	$10,103	$10,124	$10,113
7/31/24	$10,176	$10,211	$10,205
8/31/24	$10,257	$10,291	$10,286
9/30/24	$10,357	$10,398	$10,387
10/31/24	$10,229	$10,263	$10,236
11/30/24	$10,383	$10,415	$10,413
12/31/24	$10,278	$10,306	$10,261
1/31/25	$10,281	$10,300	$10,313
2/28/25	$10,386	$10,408	$10,415
3/31/25	$10,209	$10,241	$10,238
4/30/25	$10,124	$10,162	$10,156
5/31/25	$10,107	$10,151	$10,162

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 12/14/23
Xtrackers California Municipal Bond ETF - NAV	1.48%	0.73%
ICE AMT-Free Broad Liquid California Municipal Index	1.73%	1.03%
Bloomberg Municipal Bond Index	2.03%	1.11%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 21,835,621
Holdings Count | Holding			269
Advisory Fees Paid, Amount			$ 15,275
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	21,835,621
Number of Portfolio Holdings	269
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	15,275
Modified duration to worst	6.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
General	44%
Education	25%
Health Care	9%
Water	7%
Airport	4%
Power	4%
Transportation	3%
Utilities	1%
Tax	1%
Communication Services	0%

Largest Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
AAA	15%
AA	73%
A	9%
NR	0%

Material Fund Change Expenses [Text Block]			Effective August 13, 2024, the Fund’s unitary advisory fee was reduced from 0.15% to 0.07%. At the same time, the Board terminated the contractual expense limitation that capped the fund’s operating expenses at the same level because of the redundancy.
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000125719
Shareholder Report [Line Items]
Fund Name			Xtrackers Municipal Infrastructure Revenue Bond ETF
Class Name			Xtrackers Municipal Infrastructure Revenue Bond ETF
Trading Symbol			RVNU
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Municipal Infrastructure Revenue Bond ETF (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers Municipal Infrastructure Revenue Bond ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RVNU	$15	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 15
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the Underlying Index). The underlying index is designed to track the performance of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds.

The Fund returned -0.90% for the period ended May 31, 2025. The Fund's underlying index returned -0.58% and the Fund's broad-based index the Bloomberg Municipal Bond Index returned 2.03% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Transportation Services, Toll Facilities and Airlines. The Water & Sewer, Public Power and Cities, Counties & Authorities sectors detracted from performance.

Line Graph [Table Text Block]
	Xtrackers Municipal Infrastructure Revenue Bond ETF - NAV	Solactive Municipal Infrastructure Revenue Bond Index (the Underlying Index)	Bloomberg Municipal Bond Index
'15	$10,000	$10,000	$10,000
'15	$9,967	$9,966	$9,991
'15	$10,092	$10,090	$10,063
'15	$10,123	$10,128	$10,083
'15	$10,209	$10,204	$10,155
'15	$10,256	$10,255	$10,196
'15	$10,362	$10,375	$10,236
'15	$10,517	$10,526	$10,309
'16	$10,662	$10,656	$10,432
'16	$10,649	$10,679	$10,448
'16	$10,768	$10,800	$10,481
'16	$10,895	$10,928	$10,558
'16	$10,989	$11,025	$10,587
'16	$11,289	$11,305	$10,755
'16	$11,226	$11,263	$10,762
'16	$11,286	$11,324	$10,776
'16	$11,194	$11,252	$10,723
'16	$11,025	$11,088	$10,610
'16	$10,461	$10,525	$10,215
'16	$10,643	$10,699	$10,334
'17	$10,684	$10,727	$10,402
'17	$10,743	$10,790	$10,474
'17	$10,754	$10,814	$10,497
'17	$10,841	$10,911	$10,573
'17	$11,072	$11,148	$10,741
'17	$11,065	$11,145	$10,703
'17	$11,146	$11,238	$10,789
'17	$11,261	$11,359	$10,871
'17	$11,219	$11,318	$10,816
'17	$11,246	$11,363	$10,842
'17	$11,249	$11,365	$10,785
'17	$11,421	$11,538	$10,898
'18	$11,225	$11,347	$10,769
'18	$11,122	$11,252	$10,737
'18	$11,166	$11,307	$10,776
'18	$11,118	$11,260	$10,738
'18	$11,280	$11,428	$10,861
'18	$11,282	$11,429	$10,870
'18	$11,298	$11,449	$10,897
'18	$11,329	$11,473	$10,925
'18	$11,218	$11,365	$10,853
'18	$11,094	$11,245	$10,787
'18	$11,215	$11,378	$10,906
'18	$11,367	$11,542	$11,037
'19	$11,446	$11,624	$11,121
'19	$11,529	$11,708	$11,180
'19	$11,815	$12,006	$11,357
'19	$11,898	$12,099	$11,399
'19	$12,129	$12,333	$11,556
'19	$12,165	$12,373	$11,599
'19	$12,261	$12,474	$11,693
'19	$12,583	$12,783	$11,877
'19	$12,461	$12,668	$11,782
'19	$12,449	$12,659	$11,803
'19	$12,474	$12,686	$11,833
'19	$12,520	$12,736	$11,868
'20	$12,831	$13,054	$12,082
'20	$13,105	$13,332	$12,237
'20	$12,307	$12,527	$11,793
'20	$11,942	$12,164	$11,645
'20	$12,462	$12,690	$12,016
'20	$12,711	$12,934	$12,115
'20	$12,967	$13,203	$12,319
'20	$12,888	$13,119	$12,261
'20	$12,830	$13,047	$12,264
'20	$12,810	$13,034	$12,227
'20	$13,171	$13,424	$12,411
'20	$13,314	$13,570	$12,488
'21	$13,452	$13,729	$12,567
'21	$13,102	$13,384	$12,367
'21	$13,220	$13,528	$12,443
'21	$13,437	$13,750	$12,548
'21	$13,519	$13,848	$12,585
'21	$13,596	$13,938	$12,619
'21	$13,722	$14,067	$12,725
'21	$13,632	$13,976	$12,678
'21	$13,468	$13,812	$12,586
'21	$13,452	$13,792	$12,550
'21	$13,646	$14,002	$12,656
'21	$13,688	$14,041	$12,677
'22	$13,222	$13,562	$12,329
'22	$13,088	$13,424	$12,285
'22	$12,516	$12,852	$11,887
'22	$11,934	$12,271	$11,558
'22	$12,184	$12,537	$11,730
'22	$11,733	$12,087	$11,538
'22	$12,199	$12,547	$11,843
'22	$11,692	$12,024	$11,583
'22	$11,126	$11,447	$11,138
'22	$10,853	$11,175	$11,046
'22	$11,706	$12,042	$11,563
'22	$11,628	$11,962	$11,596
'23	$12,202	$12,554	$11,929
'23	$11,799	$12,140	$11,659
'23	$12,162	$12,506	$11,917
'23	$12,179	$12,530	$11,891
'23	$12,088	$12,443	$11,788
'23	$12,256	$12,611	$11,906
'23	$12,277	$12,645	$11,953
'23	$12,027	$12,383	$11,781
'23	$11,529	$11,865	$11,436
'23	$11,196	$11,537	$11,338
'23	$12,288	$12,662	$12,058
'23	$12,697	$13,101	$12,338
'24	$12,669	$13,057	$12,275
'24	$12,667	$13,055	$12,291
'24	$12,652	$13,036	$12,291
'24	$12,466	$12,848	$12,138
'24	$12,481	$12,865	$12,103
'24	$12,724	$13,114	$12,810
'24	$12,836	$13,240	$12,923
'24	$12,891	$13,296	$13,027
'24	$13,075	$13,494	$13,167
'24	$12,848	$13,244	$12,994
'24	$13,147	$13,541	$13,197
'24	$12,897	$13,299	$13,037
'25	$12,843	$13,245	$13,082
'25	$12,973	$13,390	$13,219
'25	$12,637	$13,059	$13,007
'25	$12,524	$12,950	$12,924
'25	$12,369	$12,791	$12,902

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	10-Year
Xtrackers Municipal Infrastructure Revenue Bond ETF - NAV	-0.90%	-0.15%	2.15%
Solactive Municipal Infrastructure Revenue Bond Index	-0.58%	0.16%	2.49%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

AssetsNet			$ 130,943,119
Holdings Count | Holding			312
Advisory Fees Paid, Amount			$ 204,240
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	130,943,119
Number of Portfolio Holdings	312
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	204,240
Modified duration to worst	9.6 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Airport	32%
Water & Sewer	19%
Public Power	12%
Cities, Counties, & Authorities	11%
Toll Facilities	11%
Mass Transit	5%
Sales and Special Tax	3%
Seaport	3%
States & US Territories	2%
Other	2%

Top Five State Allocations

Holdings	% of Net Assets
New York	25%
California	15%
Florida	9%
Texas	9%
Illinois	6%

Largest Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
AAA	11%
AA	64%
A	23%
BBB	2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000157941
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Class Name			Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Trading Symbol			HDEF
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI EAFE High Dividend Yield Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers MSCI EAFE High Dividend Yield Equity ETF (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HDEF	$10	0.09%

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 10
Expense Ratio, Percent			0.09%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield Index (the Underlying Index). The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent.

The Fund returned 17.13% for the period ended May 31, 2025. The Fund's underlying index returned 16.95% and the Fund's broad-based index the MSCI EAFE Index returned 13.33% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Consumer Staples and Health Care. The Materials, Energy and Consumer Discretionary sectors detracted from the performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Switzerland, the United Kingdom and Germany while Australia, Ireland and Italy contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers MSCI EAFE High Div Yield Equity ETF - NAV	MSCI EAFE High Dividend Yield Index (the Underlying Index)	MSCI EAFE Index
8/12/15	$10,000	$10,000	$10,000
8/31/15	$9,352	$9,353	$9,330
9/30/15	$9,059	$9,060	$8,856
10/31/15	$9,612	$9,620	$9,548
11/30/15	$9,612	$9,623	$9,400
12/31/15	$9,344	$9,355	$9,273
1/31/16	$8,986	$8,998	$8,603
2/29/16	$8,912	$8,933	$8,445
3/31/16	$9,209	$9,232	$8,995
4/30/16	$9,447	$9,469	$9,255
5/31/16	$9,492	$9,513	$9,171
6/30/16	$9,484	$9,509	$8,863
7/31/16	$9,808	$9,841	$9,312
8/31/16	$9,813	$9,848	$9,319
9/30/16	$9,941	$9,980	$9,433
10/31/16	$10,008	$10,051	$9,240
11/30/16	$9,941	$10,002	$9,056
12/31/16	$10,427	$10,490	$9,366
1/31/17	$10,377	$10,447	$9,638
2/28/17	$10,682	$10,761	$9,775
3/31/17	$11,049	$11,130	$10,045
4/30/17	$10,980	$11,062	$10,300
5/31/17	$11,290	$11,377	$10,678
6/30/17	$11,032	$11,119	$10,659
7/31/17	$10,955	$11,048	$10,967
8/31/17	$11,045	$11,144	$10,963
9/30/17	$11,304	$11,409	$11,235
10/31/17	$11,556	$11,668	$11,406
11/30/17	$11,417	$11,534	$11,526
12/31/17	$11,453	$11,573	$11,711
1/31/18	$11,530	$11,655	$12,298
2/28/18	$11,244	$11,368	$11,743
3/31/18	$11,043	$11,164	$11,512
4/30/18	$11,459	$11,579	$11,795
5/31/18	$11,061	$11,172	$11,529
6/30/18	$10,950	$11,059	$11,389
7/31/18	$11,299	$11,414	$11,669
8/31/18	$11,012	$11,125	$11,444
9/30/18	$11,088	$11,203	$11,543
10/31/18	$10,410	$10,521	$10,624
11/30/18	$10,334	$10,447	$10,611
12/31/18	$9,934	$10,042	$10,096
1/31/19	$10,600	$10,717	$10,759
2/28/19	$10,936	$11,058	$11,033
3/31/19	$10,986	$11,107	$11,103
4/30/19	$11,249	$11,365	$11,415
5/31/19	$10,646	$10,741	$10,867
6/30/19	$11,334	$11,436	$11,512
7/31/19	$11,112	$11,215	$11,365
8/31/19	$10,841	$10,945	$11,071
9/30/19	$11,300	$11,408	$11,388
10/31/19	$11,830	$11,946	$11,797
11/30/19	$11,869	$11,989	$11,930
12/31/19	$12,372	$12,498	$12,318
1/31/20	$11,985	$12,107	$12,061
2/29/20	$10,874	$10,986	$10,971
3/31/20	$9,338	$9,437	$9,506
4/30/20	$9,857	$9,954	$10,121
5/31/20	$10,049	$10,143	$10,561
6/30/20	$10,410	$10,502	$10,921
7/31/20	$10,476	$10,566	$11,175
8/31/20	$10,917	$11,013	$11,750
9/30/20	$10,517	$10,607	$11,445
10/31/20	$10,089	$10,175	$10,988
11/30/20	$11,697	$11,803	$12,691
12/31/20	$12,153	$12,265	$13,281
1/31/21	$12,064	$12,175	$13,139
2/28/21	$12,199	$12,312	$13,434
3/31/21	$12,613	$12,727	$13,743
4/30/21	$12,865	$12,972	$14,157
5/31/21	$13,302	$13,410	$14,664
6/30/21	$13,035	$13,143	$14,454
7/31/21	$13,156	$13,265	$14,563
8/31/21	$13,086	$13,194	$14,819
9/30/21	$12,429	$12,531	$14,389
10/31/21	$12,666	$12,769	$14,743
11/30/21	$12,215	$12,322	$14,057
12/31/21	$12,990	$13,106	$14,777
1/31/22	$13,179	$13,301	$14,063
2/28/22	$13,148	$13,275	$13,814
3/31/22	$13,444	$13,563	$13,903
4/30/22	$12,889	$13,004	$13,003
5/31/22	$13,016	$13,120	$13,101
6/30/22	$11,846	$11,943	$11,885
7/31/22	$12,020	$12,117	$12,478
8/31/22	$11,539	$11,638	$11,885
9/30/22	$10,530	$10,622	$10,773
10/31/22	$11,093	$11,192	$11,353
11/30/22	$12,418	$12,529	$12,631
12/31/22	$12,641	$12,759	$12,641
1/31/23	$13,431	$13,556	$13,665
2/28/23	$13,085	$13,209	$13,380
3/31/23	$13,537	$13,659	$13,711
4/30/23	$13,903	$14,018	$14,099
5/31/23	$13,070	$13,168	$13,502
6/30/23	$13,740	$13,845	$14,116
7/31/23	$14,349	$14,462	$14,573
8/31/23	$13,810	$13,923	$14,015
9/30/23	$13,705	$13,824	$13,536
10/31/23	$13,227	$13,342	$12,987
11/30/23	$14,229	$14,352	$14,193
12/31/23	$14,998	$15,128	$14,947
1/31/24	$14,750	$14,878	$15,033
2/29/24	$14,629	$14,756	$15,308
3/31/24	$15,117	$15,239	$15,794
4/30/24	$15,057	$15,170	$15,407
5/31/24	$15,656	$15,765	$16,003
6/30/24	$15,282	$15,385	$15,745
7/31/24	$15,977	$16,088	$16,207
8/31/24	$16,657	$16,771	$16,734
9/30/24	$17,031	$17,149	$16,888
10/31/24	$16,049	$16,164	$15,970
11/30/24	$15,871	$15,988	$15,879
12/31/24	$15,466	$15,583	$15,518
1/31/25	$16,258	$16,380	$16,334
2/28/25	$16,649	$16,776	$16,651
3/31/25	$17,250	$17,375	$16,583
4/30/25	$17,994	$18,108	$17,343
5/31/25	$18,338	$18,437	$18,137

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 8/12/15
Xtrackers MSCI EAFE High Div Yield Equity ETF - NAV	17.13%	12.78%	6.38%
MSCI EAFE High Dividend Yield Index	16.95%	12.70%	6.43%
MSCI EAFE Index	13.33%	11.42%	6.26%

AssetsNet			$ 2,011,112,677
Holdings Count | Holding			113
Advisory Fees Paid, Amount			$ 1,536,952
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,011,112,677
Number of Portfolio Holdings	113
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	1,536,952

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	27%
Consumer Staples	15%
Health Care	14%
Energy	12%
Industrials	10%
Utilities	8%
Consumer Discretionary	6%
Communication Services	4%
Materials	3%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
Switzerland	20%
United Kingdom	20%
France	15%
Germany	7%
Japan	7%
Singapore	5%
Australia	4%
Spain	4%
Netherlands	3%
Italy	3%
Hong Kong	2%
Other	7%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	42.1% of Net Assets
Roche Holding AG (Switzerland)	5.1%
Novartis AG (Switzerland)	5.1%
Unilever PLC (United Kingdom)	5.0%
Shell PLC (United Kingdom)	4.9%
Allianz SE (Germany)	4.9%
TotalEnergies SE (France)	3.9%
Sanofi SA (France)	3.6%
Iberdrola SA (Spain)	3.4%
Zurich Insurance Group AG (Switzerland)	3.3%
British American Tobacco PLC (United Kingdom)	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2024. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective August 13, 2024, the Fund’s unitary advisory fee was reduced from 0.20% to 0.09%. At the same time, the Board terminated the contractual expense limitation that capped the fund’s operating expenses at the same level because of the redundancy.

Material Fund Change Expenses [Text Block]			Effective August 13, 2024, the Fund’s unitary advisory fee was reduced from 0.20% to 0.09%. At the same time, the Board terminated the contractual expense limitation that capped the fund’s operating expenses at the same level because of the redundancy.
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000251233
Shareholder Report [Line Items]
Fund Name			Xtrackers US 0-1 Year Treasury ETF
Class Name			Xtrackers US 0-1 Year Treasury ETF
Trading Symbol			TRSY
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers US 0-1 Year Treasury ETF (the "Fund") for the period October 9, 2024 (commencement of operations) to May 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers US 0-1 Year Treasury ETF (the "Fund") for the period October 9, 2024  (commencement of operations) to May 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TRSY	$4Footnote Reference(a)	0.06%Footnote Reference(b)

(a)  Based on the period October 9, 2024 (commencement of operations) through May 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.

(b)  Annualized.

Gross expense ratio as of the latest prospectus: 0.06%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Footnote	Description
Footnote(a)	Based on the period October 9, 2024 (commencement of operations) through May 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Expenses Paid, Amount	[3]		$ 4
Expense Ratio, Percent	[4]		0.06%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the ICE U.S. Treasury Short Bond Index (the Underlying Index). The Underlying Index is designed to track the performance of certain U.S. Treasury securities that have a remaining maturity between one month and one year.

The Fund returned 2.78% for the period ended May 31, 2025. The Fund's underlying index returned 2.82% and the Fund's broad-based index the ICE BofA US Treasury Index returned 0.39% during the same period.

Both U.S. Treasury Bills and U.S. Treasury Notes were positive contributors to performance.

Line Graph [Table Text Block]
	Xtrackers US 0-1 Year Treasury ETF - NAV	ICE U.S. Treasury Short Bond Index (the Underlying Index)	ICE BofA US Treasury Index
10/9/24	$10,000	$10,000	$10,000
10/24	$10,027	$10,028	$9,885
11/24	$10,064	$10,065	$9,965
12/24	$10,106	$10,108	$9,798
1/25	$10,142	$10,144	$9,852
2/25	$10,176	$10,178	$10,073
3/25	$10,210	$10,214	$10,092
4/25	$10,246	$10,250	$10,148
5/25	$10,278	$10,282	$10,039

Average Annual Return [Table Text Block]
Fund/Index	Since Inception 10/9/24
Xtrackers US 0-1 Year Treasury ETF - NAV	2.78%
ICE U.S. Treasury Short Bond Index	2.82%
ICE BofA US Treasury Index	0.39%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 27,143,854
Holdings Count | Holding			92
Advisory Fees Paid, Amount			$ 2,852
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	27,143,854
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	2,852
Modified duration to worst	0.4 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
AAA	65%
AA	34%

Largest Holdings [Text Block]

Asset Allocation Table

Asset Type	% of Net Assets
U.S. Treasury Obligations	99%
Other Assets and Liabilities (Net)	1%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting

[1]	Based on the period August 2, 2024 (commencement of operations) through May 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[2]	Annualized.
[3]	Based on the period October 9, 2024 (commencement of operations) through May 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[4]	Annualized.